UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)

35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—99.9%
Accommodation—0.3%
5,407	Sunstone Hotel Investors, Inc.	$76,725

Administrative and Support Services—4.1%
4,356	Equifax, Inc.	331,448
16,803	The ADT Corp.	584,744

		916,192

Air Transportation—4.1%
6,030	Alaska Air Group, Inc.	265,139
1,944	American Airlines Group, Inc.	75,525
5,681	Delta Air Lines, Inc.	212,810
12,655	Southwest Airlines Co.	357,883

		911,357

Ambulatory Health Care Services—3.9%
6,092	Omnicare, Inc.	380,750
8,092	Quest Diagnostics, Inc.	494,421

		875,171

Broadcasting (except Internet)—0.3%
497	Charter Communications, Inc. Class A (a)	76,796

Building Material and Garden Equipment and Supplies Dealers—1.7%
4,637	Home Depot, Inc.	374,901

Chemical Manufacturing—3.9%
21,955	Avon Products, Inc.	289,806
729	Ecolab, Inc.	79,118
1,165	Endo Health Solutions, Inc. (a)	78,148
918	Gilead Sciences, Inc. (a)	84,043
1,640	Mosaic Co.	75,620
856	Pharmacyclics, Inc. (a)	103,097
2,929	Platform Specialty Products Corp. (a)	72,376
259	Regeneron Pharmaceuticals, Inc. (a)	81,901

		864,109

Computer and Electronic Product Manufacturing—8.5%
11,634	Broadcom Corp. Class A	445,117
2,000	Cognex Corp. (a)	81,960
1,527	Cree, Inc. (a)	72,120
1,993	Guidewire Software, Inc. (a)	80,716
14,985	Intel Corp.	507,842
2,392	Micron Technology, Inc. (a)	73,076
8,592	ON Semiconductor Corp. (a)	73,548
3,637	SanDisk Corp.	333,549
5,394	Tyco International Ltd.	232,751

		1,900,679

Credit Intermediation and Related Activities—9.7%
2,357	Bank of the Ozarks, Inc.	72,525
6,337	Capital One Financial Corp.	504,045
1,746	CIT Group, Inc.	85,746
6,601	Comerica, Inc.	331,766
51,039	Huntington Bancshares, Inc.	501,203
29,639	KeyCorp	401,312
4,618	UMB Financial Corp.	261,518

		2,158,115

Data Processing, Hosting and Related Services—2.3%
13,267	AOL, Inc. (a)	511,443

Electrical Equipment, Appliance, and Component Manufacturing—1.6%
3,447	Spectrum Brands Holdings, Inc.	287,480
1,606	Woodward, Inc.	80,236

		367,716

Food and Beverage Stores—0.7%
2,450	Sprouts Farmers Market, Inc. (a)	74,750
2,060	Whole Foods Market, Inc.	78,733

		153,483

Food Services and Drinking Places—1.5%
134	Chipotle Mexican Grill, Inc. (a)	90,115
3,466	Yum! Brands, Inc.	240,540

		330,655

General Merchandise Stores—1.2%
4,519	Target Corp.	269,287

Hospitals—1.2%
4,082	HCA Holdings, Inc. (a)	266,595

Insurance Carriers and Related Activities—3.6%
10,117	Hartford Financial Services Group, Inc.	345,597
4,816	RenaissanceRe Holdings Ltd.	471,053

		816,650

Leather and Allied Product Manufacturing—0.4%
1,028	NIKE, Inc. Class B	79,290

Merchant Wholesalers, Durable Goods—0.4%
527	O’Reilly Automotive, Inc. (a)	79,050

Merchant Wholesalers, Nondurable Goods—1.6%
16,664	Crestwood Midstream Partners LP	362,609

Mining (except Oil and Gas)—2.9%
11,294	Alliance Resource Partners LP	567,072
1,441	U.S. Silica Holdings, Inc.	81,013

		648,085

Oil and Gas Extraction—7.1%
750	Anadarko Petroleum Corp.	80,138
807	Apache Corp.	82,847
2,735	Chesapeake Energy Corp.	72,122
571	Cimarex Energy Co.	79,380
12,518	Denbury Resources, Inc.	212,180
1,019	Devon Energy Corp.	76,935
691	EOG Resources, Inc.	75,623
10,961	Halcón Resources Corp. (a)	65,218
807	Hess Corp.	79,877
5,618	Kodiak Oil & Gas Corp. (a)	87,304
1,851	Newfield Exploration Co. (a)	74,595
1,442	Oasis Petroleum, Inc. (a)	77,075
4,041	Occidental Petroleum Corp.	394,846
956	SM Energy Co.	75,084
2,746	Ultra Petroleum Corp. (a)	62,938

		1,596,162

Other Information Services—0.7%
136	Google, Inc. Class A (a)	78,819
2,730	Pandora Media, Inc. (a)	68,577

		147,396

Paper Manufacturing—0.3%
2,471	KapStone Paper and Packaging Corp. (a)	73,488

Petroleum and Coal Products Manufacturing—2.4%
6,404	Marathon Oil Corp.	248,155
4,530	Tesoro Corp.	278,776

		526,931

Pipeline Transportation—5.7%
3,085	Enable Midstream Partners LP	73,485
13,462	Enbridge Energy Partners LP	463,766
2,774	EQT Midstream Partners LP	240,062
7,912	NuStar Energy LP	497,190

		1,274,503

Publishing Industries (except Internet)—2.9%
1,808	Catamaran Corp. (a)	82,246
24,337	Symantec Corp.	575,813

		658,059

Rail Transportation—3.2%
8,108	CSX Corp.	242,591
2,339	Norfolk Southern Corp.	237,783
2,356	Union Pacific Corp.	231,618

		711,992

Real Estate—6.2%
9,627	Health Care REIT, Inc.	612,566
5,402	Macerich Co.	351,184
6,588	WP Carey Inc.	433,029

		1,396,779

Rental and Leasing Services—0.7%
2,097	Air Lease Corp.	72,242
740	United Rentals, Inc. (a)	78,366

		150,608

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—5.3%
30,201	Ares Management LP (a)	586,806
1,019	BlackRock, Inc.	310,520
3,623	T. Rowe Price Group, Inc.	281,362

		1,178,688

Support Activities for Mining—3.5%
4,587	ConocoPhillips	378,427
1,137	Halliburton Co.	78,442
2,686	Nabors Industries Ltd.	72,952
2,384	Schlumberger Ltd.	258,402

		788,223

Support Activities for Transportation—1.6%
5,337	C.H. Robinson Worldwide, Inc.	360,034

Telecommunications—0.3%
1,216	Dish Network Corp. (a)	75,222

Transportation Equipment Manufacturing—0.4%
879	Lear Corp.	82,775

Truck Transportation—0.7%
1,591	Con-way, Inc.	78,516
1,249	Old Dominion Freight Line, Inc. (a)	79,286

		157,802

Utilities—4.0%
8,164	Consolidated Edison, Inc.	457,919
10,179	Southern Co.	440,649

		898,568

Water Transportation—1.0%
5,910	Carnival Corp.	214,060

	TOTAL COMMON STOCKS (Cost $22,413,330)	$22,330,198

	TOTAL INVESTMENTS (Cost $22,413,330)—99.9%	$22,330,198
	Other Assets in Excess of Liabilities—0.1%	27,124

	TOTAL NET ASSETS—100.0%	$22,357,322

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—99.7%
Accommodation—0.3%
1,024	Host Hotels & Resorts, Inc.	$22,262
297	Marriott International, Inc. Class A	19,219
260	Starwood Hotels & Resorts Worldwide, Inc.	19,978
172	Wyndham Worldwide Corp.	12,995

		74,454

Administrative and Support Services—1.1%
241	Akamai Technologies, Inc. (a)	14,224
590	Baker Hughes, Inc.	40,574
50	Dun & Bradstreet Corp.	5,501
165	Equifax, Inc.	12,555
254	Moody’s Corp.	22,098
438	Paychex, Inc.	17,962
71	priceline.com, Inc. (a)	88,214
186	Robert Half International, Inc.	9,049
236	The ADT Corp.	8,213
151	TripAdvisor, Inc. (a)	14,321
585	Waste Management, Inc.	26,261

		258,972

Air Transportation—0.3%
1,147	Delta Air Lines, Inc.	42,967
936	Southwest Airlines Co.	26,470

		69,437

Ambulatory Health Care Services—0.2%
241	DaVita, Inc. (a)	16,976
115	Laboratory Corp. of America Holdings (a)	11,924
196	Quest Diagnostics, Inc.	11,976

		40,876

Amusement, Gambling, and Recreation Industries—0.9%
2,179	The Walt Disney Co.	187,133
110	Wynn Resorts Ltd.	23,452

		210,585

Apparel Manufacturing—0.4%
137	Cintas Corp.	8,576
243	Michael Kors Holdings Ltd. (a)	19,800
111	PVH Corp.	12,230
219	Under Armour, Inc. Class A (a)	14,618
466	V F Corp.	28,552

		83,776

Beverage and Tobacco Product Manufacturing—3.5%
2,688	Altria Group, Inc.	109,133
219	Brown Forman Corp. Class B	18,977
5,115	Coca-Cola Co.	200,968
316	Coca-Cola Enterprises, Inc.	14,362
228	Constellation Brands, Inc. Class A (a)	18,983

266	Dr Pepper Snapple Group, Inc.	15,630
491	Lorillard, Inc.	29,696
215	Molson Coors Brewing Co. Class B	14,519
183	Monster Beverage Corp. (a)	11,705
2,051	Pepsico, Inc.	180,693
2,128	Philip Morris International, Inc.	174,517
421	Reynolds American, Inc.	23,513

		812,696

Broadcasting (except Internet)—1.8%
293	Cablevision Systems Corp. Class A	5,632
659	CBS Corp. Class B	37,451
3,518	Comcast Corp. Class A	189,022
634	DIRECTV Class A (a)	54,556
295	Discovery Communications, Inc. Class A (a)	25,137
145	Scripps Networks Interactive, Inc. Class A	11,949
377	Time Warner Cable, Inc.	54,703
529	Viacom, Inc. Class B	43,732

		422,182

Building Material and Garden Equipment and Supplies Dealers—1.0%
369	Fastenal Co.	16,365
1,851	Home Depot, Inc.	149,653
1,350	Lowe’s Companies, Inc.	64,598

		230,616

Chemical Manufacturing—10.9%
2,032	Abbott Laboratories	85,588
2,152	AbbVie, Inc.	112,636
358	Actavis PLC (a)	76,705
287	Air Products & Chemicals, Inc.	37,870
268	Alexion Pharmaceuticals, Inc. (a)	42,609
403	Allergan, Inc.	66,842
588	Avon Products, Inc.	7,762
2,242	Bristol-Myers Squibb Co.	113,490
1,084	Celgene Corp. (a)	94,471
70	CF Industries Holdings, Inc.	17,524
174	Clorox Co.	15,115
1,177	Colgate-Palmolive Co.	74,622
1,243	E.I. du Pont de Nemours and Co.	79,937
203	Eastman Chemical Co.	15,992
366	Ecolab, Inc.	39,722
1,333	Eli Lilly & Co.	81,393
180	FMC Corp.	11,740
2,078	Gilead Sciences, Inc. (a)	190,241
226	Hospira, Inc. (a)	12,536
110	International Flavors & Fragrances, Inc.	11,109
3,828	Johnson & Johnson	383,144
564	LyondellBasell Industries N.V. Class A	59,925
273	Mead Johnson Nutrition Co.	24,963
3,954	Merck & Co., Inc.	224,350
709	Monsanto Co.	80,181
438	Mosaic Co.	20,196
506	Mylan, Inc. (a)	24,981
181	Perrigo Company PLC	27,231

8,631	Pfizer, Inc.	247,710
187	PPG Industries, Inc.	37,093
396	Praxair, Inc.	50,743
108	Regeneron Pharmaceuticals, Inc. (a)	34,152
1,629	The Dow Chemical Co.	83,193
320	Vertex Pharmaceuticals, Inc. (a)	28,451
678	Zoetis, Inc.	22,313

		2,536,530

Clothing and Clothing Accessories Stores—0.6%
352	Gap, Inc.	14,119
332	L Brands, Inc.	19,246
190	Nordstrom, Inc.	13,153
287	Ross Stores, Inc.	18,483
150	Tiffany & Co.	14,641
948	TJX Companies, Inc.	50,519
138	Urban Outfitters, Inc. (a)	4,931

		135,092

Computer and Electronic Product Manufacturing—10.6%
451	Agilent Technologies, Inc.	25,297
424	Altera Corp.	13,873
213	Amphenol Corp. Class A	20,484
425	Analog Devices, Inc.	21,093
8,159	Apple, Inc.	779,756
1,647	Applied Materials, Inc.	34,521
341	Avago Technologies Ltd.	23,659
752	Broadcom Corp. Class A	28,772
6,932	Cisco Systems, Inc.	174,894
814	Danaher Corp.	60,138
2,770	EMC Corp.	81,161
96	First Solar, Inc. (a)	6,059
192	FLIR System, Inc.	6,390
64	Fossil Group, Inc. (a)	6,272
166	Garmin Ltd.	9,137
92	Harman International Industries, Inc.	9,987
144	Harris Corp.	9,831
2,532	Hewlett-Packard Co.	90,165
6,736	Intel Corp.	228,283
250	Jabil Circuit, Inc.	4,990
641	Juniper Networks, Inc. (a)	15,089
117	L-3 Communications Holdings, Inc.	12,280
320	Linear Technology Corp.	14,123
1,352	Medtronic, Inc.	83,473
271	Microchip Technology, Inc.	12,200
1,448	Micron Technology, Inc. (a)	44,236
306	Motorola Solutions, Inc.	19,486
448	NetApp, Inc.	17,400
290	Northrop Grumman Corp.	35,748
755	NVIDIA Corp.	13,213
263	Pentair PLC	16,850
153	PerkinElmer, Inc.	7,072
2,284	QUALCOMM, Inc.	168,331
423	Raytheon Co.	38,396

187	Rockwell Automation, Inc.	20,880
135	Roper Industries, Inc.	19,449
306	SanDisk Corp.	28,063
442	Seagate Technology PLC	25,901
385	St. Jude Medical, Inc.	25,098
213	Teradata Corp. (a)	8,980
1,461	Texas Instruments, Inc.	67,571
540	Thermo Fisher Scientific, Inc.	65,610
624	Tyco International Ltd.	26,926
141	Varian Medical Systems, Inc. (a)	11,583
283	Western Digital Corp.	28,252
364	Xilinx, Inc.	14,971

		2,475,943

Construction of Buildings—0.1%
387	D.R. Horton, Inc.	8,011
238	Lennar Corp. Class A	8,623
461	PulteGroup, Inc.	8,136

		24,770

Couriers and Messengers—0.6%
376	FedEx Corp.	55,227
954	United Parcel Service, Inc. Class B	92,624

		147,851

Credit Intermediation and Related Activities—8.4%
1,232	American Express Co.	108,416
257	Ameriprise Financial, Inc.	30,737
14,229	Bank Of America Corp.	216,992
1,543	Bank Of New York Mellon Corp.	60,239
972	BB&T Corp.	35,983
773	Capital One Financial Corp.	61,484
4,111	Citigroup, Inc.	201,069
246	Comerica, Inc.	12,364
631	Discover Financial Services	38,529
389	Fidelity National Information Services, Inc.	21,940
1,151	Fifth Third Bancorp	23,573
371	H & R Block, Inc.	11,920
644	Hudson City Bancorp, Inc.	6,279
1,120	Huntington Bancshares, Inc.	10,998
5,121	JPMorgan Chase & Co.	295,328
1,195	KeyCorp	16,180
178	M&T Bank Corp.	21,627
301	Northern Trust Corp.	20,134
420	People’s United Financial, Inc.	6,098
723	PNC Financial Services Group, Inc.	59,691
1,866	Regions Financial Corp.	18,921
583	State Street Corp.	41,067
721	SunTrust Banks, Inc.	27,434
2,456	U.S. Bancorp	103,226
680	Visa, Inc. Class A	143,487
6,486	Wells Fargo & Co.	330,137
729	Western Union Co.	12,736
274	Zions Bancorporation	7,897

		1,944,486

Data Processing, Hosting and Related Services—0.5%
652	Automatic Data Processing, Inc.	53,014
222	Citrix Systems, Inc. (a)	15,036
337	Fiserv, Inc. (a)	20,783
256	Red Hat, Inc. (a)	14,879
225	Total System Services, Inc.	7,200

		110,912

Electrical Equipment, Appliance, and Component Manufacturing—0.8%
332	AMETEK Inc New	16,165
1,771	Corning, Inc.	34,800
225	Dover Corp.	19,296
950	Emerson Electric Co.	60,468
553	TE Connectivity Ltd.	34,225
105	Whirlpool Corp.	14,977

		179,931

Electronics and Appliance Stores—0.1%
373	Best Buy Co., Inc.	11,089
155	GameStop Corp. Class A	6,506

		17,595

Fabricated Metal Product Manufacturing—0.3%
189	Ball Corp.	11,578
202	Parker Hannifin Corp.	23,220
79	Snap-on, Inc.	9,496
211	Stanley Black & Decker, Inc.	18,452

		62,746

Food and Beverage Stores—0.3%
690	Kroger Co.	33,796
312	Safeway, Inc.	10,752
497	Whole Foods Market, Inc.	18,995

		63,543

Food Manufacturing—1.5%
886	Archer-Daniels Midland Co.	41,110
242	Campbell Soup Co.	10,065
570	ConAgra Foods, Inc.	17,174
832	General Mills, Inc.	41,725
182	Hormel Foods Corp.	8,237
345	Kellogg Co.	20,641
172	Keurig Green Mountain, Inc.	20,516
806	Kraft Foods Group, Inc.	43,190
177	McCormick & Co, Inc.	11,643
2,289	Mondelez International, Inc.	82,404
202	The Hershey Co.	17,806
140	The J.M. Smucker Co.	13,950
398	Tyson Foods, Inc. Class A	14,810

		343,271

Food Services and Drinking Places—1.2%
42	Chipotle Mexican Grill, Inc. (a)	28,245
179	Darden Restaurants, Inc.	8,368
1,337	McDonald’s Corp.	126,427
1,019	Starbucks Corp.	79,156
597	Yum! Brands, Inc.	41,432

		283,628

Forestry and Logging—0.0% (†)
240	Plum Creek Timber Co., Inc.	9,929

Furniture and Home Furnishings Stores—0.1%
276	Bed Bath & Beyond, Inc. (a)	17,468

Furniture and Related Product Manufacturing—0.2%
899	Johnson Controls, Inc.	42,469
188	Leggett & Platt, Inc.	6,166

		48,635

General Merchandise Stores—1.6%
593	Costco Wholesale Corp.	69,701
410	Dollar General Corp. (a)	22,644
280	Dollar Tree, Inc. (a)	15,252
129	Family Dollar Stores, Inc.	9,643
264	Kohl’s Corp.	14,134
488	Macy’s, Inc.	28,201
857	Target Corp.	51,069
187	Tractor Supply Co.	11,626
2,181	Wal-Mart Stores, Inc.	160,478

		382,748

Health and Personal Care Stores—1.4%
1,582	CVS Caremark Corp.	120,801
1,046	Express Scripts Holding Co. (a)	72,854
312	McKesson Corp.	59,860
1,188	Walgreen Co.	81,699

		335,214

Hospitals—0.0% (†)
132	Tenet Healthcare Corp. (a)	6,966

Insurance Carriers and Related Activities—5.1%
457	ACE Ltd.	45,746
484	Aetna, Inc.	37,525
615	Aflac, Inc.	36,740
587	Allstate Corp.	34,310
1,958	American International Group, Inc.	101,777
401	Aon PLC	33,828
97	Assurant, Inc.	6,146
2,436	Berkshire Hathaway, Inc. Class B (a)	305,547
331	Chubb Corp.	28,701
364	CIGNA Corp.	32,775
199	Cincinnati Financial Corp.	9,158
672	Genworth Financial, Inc. Class A (a)	8,803
609	Hartford Financial Services Group, Inc.	20,803
209	Humana, Inc.	24,589
357	Lincoln National Corp.	18,703
413	Loews Corp.	17,400
744	Marsh & McLennan Companies, Inc.	37,773
1,523	MetLife, Inc.	80,110
370	Principal Financial Group, Inc.	18,382
737	Progressive Corp.	17,275
625	Prudential Financial, Inc.	54,356
178	Torchmark Corp.	9,388
470	Travelers Companies, Inc.	42,093
1,326	UnitedHealth Group, Inc.	107,472

348	Unum Group	11,947
378	WellPoint, Inc.	41,508
367	XL Group PLC	11,832

		1,194,687

Leather and Allied Product Manufacturing—0.3%
998	NIKE, Inc. Class B	76,976

Machinery Manufacturing—3.5%
276	Cameron International Corp. (a)	19,571
845	Caterpillar, Inc.	85,134
231	Cummins, Inc.	32,199
492	Deere & Co.	41,874
186	Flowserve Corp.	13,772
318	FMC Technologies, Inc. (a)	19,334
13,569	General Electric Co.	341,260
340	Ingersoll-Rand PLC	19,989
135	Joy Global, Inc.	8,000
224	KLA-Tencor Corp.	16,014
219	Lam Research Corp.	15,330
581	National Oilwell Varco, Inc.	47,084
148	Pall Corp.	11,466
274	Pitney Bowes, Inc.	7,414
1,141	United Technologies Corp.	119,976
249	Xylem, Inc.	8,787

		807,204

Management of Companies and Enterprises—0.1%
893	AES Corp.	13,047
161	AGL Resources, Inc.	8,314

		21,361

Merchant Wholesalers, Durable Goods—0.6%
610	Covidien PLC	52,771
374	Delphi Automotive PLC	24,983
144	O’Reilly Automotive, Inc. (a)	21,600
111	Patterson Companies, Inc	4,330
82	W.W. Grainger, Inc.	19,283
1,478	Xerox Corp.	19,598

		142,565

Merchant Wholesalers, Nondurable Goods—1.7%
90	Airgas, Inc.	9,623
306	AmerisourceBergen Corp.	23,534
460	Cardinal Health, Inc.	32,959
3,662	Procter & Gamble Co.	283,146
79	Ralph Lauren Corp.	12,313
161	Sigma-Aldrich Corp.	16,167
791	Sysco Corp.	28,231

		405,973

Mining (except Oil and Gas)—0.5%
311	CONSOL Energy, Inc.	12,073
1,406	Freeport-McMoRan Copper & Gold, Inc.	52,331
82	Martin Marietta Materials, Inc.	10,187
675	Newmont Mining Corp.	16,814
367	Peabody Energy Corp.	5,568
177	Vulcan Materials Co.	11,174

		108,147

Miscellaneous Manufacturing—1.8%
841	3M Co.	118,488
734	Baxter International, Inc.	54,822
261	Becton, Dickinson & Co.	30,339
1,790	Boston Scientific Corp. (a)	22,876
103	C.R. Bard, Inc.	15,371
281	CareFusion Corp. (a)	12,305
371	Coach, Inc.	12,822
192	DENTSPLY International, Inc.	8,913
143	Edwards Lifesciences Corp. (a)	12,906
342	Estee Lauder Companies, Inc. Class A	25,123
156	Hasbro, Inc.	7,794
52	Intuitive Surgical, Inc. (a)	23,792
459	Mattel, Inc.	16,260
400	Stryker Corp.	31,908
227	Zimmer Holdings, Inc.	22,716

		416,435

Miscellaneous Store Retailers—0.1%
134	PetSmart, Inc.	9,131
875	Staples, Inc.	10,141

		19,272

Motion Picture and Sound Recording Industries—0.6%
81	Netflix, Inc. (a)	34,240
1,194	Time Warner, Inc.	99,126

		133,366

Motor Vehicle and Parts Dealers—0.2%
86	AutoNation, Inc. (a)	4,586
45	AutoZone, Inc. (a)	23,266
298	CarMax, Inc. (a)	14,545

		42,397

Nonmetallic Mineral Product Manufacturing—0.1%
223	Owens-Illinois, Inc. (a)	6,955
115	The Sherwin Williams Co.	23,717

		30,672

Nonstore Retailers—1.0%
504	Amazon.com, Inc. (a)	157,747
1,543	eBay, Inc. (a)	81,470

		239,217

Oil and Gas Extraction—2.8%
683	Anadarko Petroleum Corp.	72,979
522	Apache Corp.	53,589
565	Cabot Oil & Gas Corp.	18,617
685	Chesapeake Energy Corp.	18,063
118	Cimarex Energy Co.	16,404
476	Denbury Resources, Inc.	8,068
519	Devon Energy Corp.	39,184
740	EOG Resources, Inc.	80,986
146	Helmerich & Payne, Inc.	15,514
357	Hess Corp.	35,336
184	Newfield Exploration Co. (a)	7,415
486	Noble Energy, Inc.	32,314

1,063	Occidental Petroleum Corp.	103,866
766	Phillips 66	62,130
194	Pioneer Natural Resources Co.	42,963
244	QEP Resources, Inc.	8,064
228	Range Resources Corp.	17,235
478	Southwestern Energy Co. (a)	19,397

		652,124

Other Information Services—2.9%
2,327	Facebook, Inc. (a)	169,057
383	Google, Inc. Class A (a)	221,968
383	Google, Inc. Class C (a)	218,923
167	VeriSign, Inc. (a)	9,026
1,267	Yahoo!, Inc. (a)	45,371

		664,345

Paper Manufacturing—0.5%
136	Bemis Co., Inc.	5,305
586	International Paper Co.	27,835
510	Kimberly-Clark Corp.	52,974
227	MeadWestvaco Corp.	9,489
263	Sealed Air Corp.	8,447

		104,050

Petroleum and Coal Products Manufacturing—4.5%
2,576	Chevron Corp.	332,922
5,811	Exxon Mobil Corp.	574,940
915	Marathon Oil Corp.	35,456
391	Marathon Petroleum Corp.	32,641
228	Murphy Oil Corp.	14,166
175	Tesoro Corp.	10,769
722	Valero Energy Corp.	36,678

		1,037,572

Pipeline Transportation—0.2%
999	Williams Companies, Inc.	56,573

Plastics and Rubber Products Manufacturing—0.3%
374	Goodyear Tire & Rubber Co.	9,414
514	Illinois Tool Works, Inc.	42,338
374	Newell Rubbermaid, Inc.	12,147

		63,899

Primary Metal Manufacturing—0.4%
1,586	Alcoa, Inc.	25,994
147	Allegheny Technologies, Inc.	5,535
431	Nucor Corp.	21,645
196	Precision Castparts Corp.	44,845

		98,019

Printing and Related Support Activities—0.0% (†)
129	Avery Dennison Corp.	6,090

Professional, Scientific, and Technical Services—3.9%
857	Accenture PLC Class A	67,943
73	Alliance Data Systems Corp. (a)	19,147
1,024	Amgen, Inc.	130,447
321	Biogen Idec, Inc. (a)	107,339
400	Cerner Corp. (a)	22,080
823	Cognizant Technology Solutions Corp. Class A (a)	40,368

196	Computer Sciences Corp.	12,229
102	F5 Networks, Inc. (a)	11,484
215	Fluor Corp.	15,667
1,287	International Business Machines Corp.	246,679
573	Interpublic Group of Companies, Inc.	11,294
179	Jacobs Engineering Group, Inc. (a)	9,095
1,360	MasterCard, Inc. Class A	100,844
410	Nielsen Holdings N.V.	18,905
350	Omnicom Group, Inc.	24,497
764	Salesforce.com, Inc. (a)	41,447
115	Waters Corp. (a)	11,896

		891,361

Publishing Industries (except Internet)—3.9%
626	Adobe Systems, Inc. (a)	43,263
308	Autodesk, Inc. (a)	16,432
432	CA, Inc.	12,476
426	Electronic Arts, Inc. (a)	14,314
307	Gannett Co., Inc.	10,045
6	Graham Holdings Co. Class B	4,114
384	Intuit, Inc.	31,476
368	McGraw-Hill Financial, Inc.	29,521
10,172	Microsoft Corp.	439,024
674	News Corp. Class A (a)	11,896
4,646	Oracle Corp.	187,652
936	Symantec Corp.	22,146
2,591	Twenty-First Century Fox, Inc.	82,083

		904,442

Rail Transportation—1.0%
1,359	CSX Corp.	40,661
149	Kansas City Southern	16,250
419	Norfolk Southern Corp.	42,596
1,226	Union Pacific Corp.	120,528

		220,035

Real Estate—1.9%
198	Apartment Investment & Management Co. Class A	6,768
165	AvalonBay Communities, Inc.	24,433
207	Boston Properties, Inc.	24,726
377	CBRE Group, Inc. Class A (a)	11,627
452	Crown Castle International Corp.	33,529
454	Equity Residential	29,351
85	Essex Property Trust, Inc.	16,113
706	General Growth Properties, Inc.	16,499
620	HCP, Inc.	25,749
413	Health Care REIT, Inc.	26,279
556	Kimco Realty Corp.	12,443
190	Macerich Co.	12,352
676	Prologis, Inc.	27,587
196	Public Storage	33,636
420	Simon Property Group, Inc.	70,640
398	Ventas, Inc.	25,273
236	Vornado Realty Trust	25,021
712	Weyerhaeuser Co.	22,300

		444,326

Rental and Leasing Services—0.0% (†)
72	Ryder System, Inc.	6,201

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.9%
75	Affiliated Managers Group (a)	14,944
121	Allegion Public Ltd. Co.	6,223
169	BlackRock, Inc.	51,499
1,585	Charles Schwab Corp.	43,984
427	CME Group, Inc.	31,572
390	E*TRADE Financial Corp. (a)	8,198
544	Franklin Resources, Inc.	29,458
563	Goldman Sachs Group, Inc.	97,326
156	IntercontinentalExchange, Inc.	29,986
585	Invesco Ltd. (b)	22,014
139	Legg Mason, Inc.	6,595
1,894	Morgan Stanley	61,252
159	NASDAQ OMX Group, Inc.	6,708
572	Navient Corp.	9,838
356	T. Rowe Price Group, Inc.	27,647

		447,244

Specialty Trade Contractors—0.0% (†)
295	Quanta Services, Inc. (a)	9,880

Support Activities for Mining—2.0%
1,661	ConocoPhillips	137,033
93	Diamond Offshore Drilling, Inc.	4,352
316	Ensco PLC Class A	16,005
1,143	Halliburton Co.	78,856
354	Nabors Industries Ltd.	9,615
344	Noble Corp. PLC	10,791
168	Rowan Companies PLC Class A	5,127
1,762	Schlumberger Ltd.	190,983
460	Transocean Ltd.	18,556

		471,318

Support Activities for Transportation—0.2%
201	C.H. Robinson Worldwide, Inc.	13,560
139	Expedia, Inc.	11,039
267	Expeditors International of Washington, Inc.	11,529

		36,128

Telecommunications—2.7%
536	American Tower Corp.	50,593
7,023	AT&T, Inc.	249,948
775	CenturyLink, Inc.	30,411
1,356	Frontier Communications Corp.	8,882
5,604	Verizon Communications, Inc.	282,554
816	Windstream Holdings, Inc.	9,351

		631,739

Textile Product Mills—0.0% (†)
83	Mohawk Industries, Inc. (a)	10,356

Transportation Equipment Manufacturing—2.6%
908	Boeing Co.	109,396
309	BorgWarner, Inc.	19,235
645	Eaton Corp PLC	43,808

5,351	Ford Motor Co.	91,074
441	General Dynamics Corp.	51,496
1,779	General Motors Co.	60,166
295	Harley-Davidson, Inc.	18,237
1,060	Honeywell International, Inc.	97,340
361	Lockheed Martin Corp.	60,276
480	PACCAR, Inc.	29,890
183	Rockwell Collins, Inc.	13,408
378	Textron, Inc.	13,748

		608,074

Utilities—3.3%
328	Ameren Corp.	12,612
660	American Electric Power Co., Inc.	34,313
582	CenterPoint Energy, Inc.	14,154
365	CMS Energy Corp.	10,560
396	Consolidated Edison, Inc.	22,212
787	Dominion Resources, Inc.	53,233
240	DTE Energy Co.	17,717
957	Duke Energy Corp.	69,028
441	Edison International	24,167
243	Entergy Corp.	17,698
205	EQT Corp.	19,233
1,162	Exelon Corp.	36,115
568	FirstEnergy Corp.	17,727
108	Integrys Energy Group, Inc.	7,081
904	Kinder Morgan, Inc.	32,526
590	NextEra Energy, Inc.	55,395
426	NiSource, Inc.	16,052
428	Northeast Utilities	18,789
456	NRG Energy, Inc.	14,118
281	ONEOK, Inc.	18,105
340	Pepco Holdings, Inc.	9,129
629	PG&E Corp.	28,097
149	Pinnacle West Capital Corp.	7,970
855	PPL Corp.	28,207
685	Public Service Enterprise Group, Inc.	24,091
192	SCANA Corp.	9,769
309	Sempra Energy	30,810
1,205	Southern Co.	52,164
908	Spectra Energy Corp.	37,155
316	TECO Energy, Inc.	5,517
305	Wisconsin Energy Corp.	13,292
679	Xcel Energy, Inc.	20,913

		777,949

Warehousing and Storage—0.0% (†)
231	Iron Mountain, Inc.	7,741

Waste Management and Remediation Services—0.1%
362	Republic Services, Inc.	13,730
115	Stericycle, Inc. (a)	13,530

		27,260

Water Transportation—0.1%
593	Carnival Corp.	21,478

Wholesale Electronic Markets and Agents and Brokers—0.1%
208	Genuine Parts Co.	17,227

Wood Product Manufacturing—0.1%
429	Leucadia National Corp.	10,600
482	Masco Corp.	10,026

		20,626

	TOTAL COMMON STOCKS (Cost $20,421,698)	$23,205,181
SHORT-TERM INVESTMENTS—0.2%
Money Market Funds—0.2%
36,685	Dreyfus Treasury Prime Cash Management 0.00% (††)	$36,685

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,685)	$36,685

	TOTAL INVESTMENTS—99.9% (Cost $20,458,383)	$23,241,866
	Other Assets in Excess of Liabilities—0.1%	21,115

	TOTAL NET ASSETS—100.0%	$23,262,981

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—99.8%
Accommodation—1.0%
4,012	Marriott International, Inc. Class A	259,617

Administrative and Support Services—3.8%
4,166	Akamai Technologies, Inc. (a)	245,877
6,125	Paychex, Inc.	251,186
211	priceline.com, Inc. (a)	262,157
2,463	TripAdvisor, Inc. (a)	233,591

		992,811

Amusement, Gambling, and Recreation Industries—1.0%
1,270	Wynn Resorts Ltd.	270,764

Beverage and Tobacco Product Manufacturing—0.9%
3,508	Monster Beverage Corp. (a)	224,372

Broadcasting (except Internet)—7.0%
1,694	Charter Communications, Inc. Class A (a)	261,757
4,836	Comcast Corp. Class A	259,838
3,013	DIRECTV Class A (a)	259,269
3,456	Discovery Communications, Inc. Class A (a)	294,486
8,859	Liberty Interactive Corp. Class A (a)	248,495
75,232	Sirius Xm Hldgs, Inc. (a)	254,284
2,974	Viacom, Inc. Class B	245,860

		1,823,989

Building Material and Garden Equipment and Supplies Dealers—1.0%
5,107	Fastenal Co.	226,495

Chemical Manufacturing—6.4%
1,541	Alexion Pharmaceuticals, Inc. (a)	245,003
2,975	Celgene Corp. (a)	259,271
3,140	Gilead Sciences, Inc. (a)	287,467
4,989	Mylan, Inc. (a)	246,307
894	Regeneron Pharmaceuticals, Inc. (a)	282,701
3,926	Vertex Pharmaceuticals, Inc. (a)	349,061

		1,669,810

Clothing and Clothing Accessories Stores—0.9%
3,754	Ross Stores, Inc.	241,758

Computer and Electronic Product Manufacturing—21.9%
11,588	Activision Blizzard, Inc.	259,339
7,279	Altera Corp.	238,169
4,664	Analog Devices, Inc.	231,474
2,806	Apple, Inc.	268,169
11,211	Applied Materials, Inc.	234,983
3,564	Avago Technologies Ltd.	247,270
6,662	Broadcom Corp. Class A	254,888
10,271	Cisco Systems, Inc.	259,137
4,247	Garmin Ltd.	233,755
1,458	Illumina, Inc. (a)	233,149
8,445	Intel Corp.	286,201
5,342	Linear Technology Corp.	235,769
7,375	Maxim Integrated Products, Inc.	216,161
8,007	Micron Technology, Inc. (a)	244,614
7,127	NetApp, Inc.	276,813
13,472	NVIDIA Corp.	235,760
3,839	NXP Semiconductor NV (a)	239,362
3,193	QUALCOMM, Inc.	235,324
2,501	SanDisk Corp.	229,367
4,532	Seagate Technology PLC	265,575
5,321	Texas Instruments, Inc.	246,096
2,789	Western Digital Corp.	278,426
5,373	Xilinx, Inc.	220,992

		5,670,793

Data Processing, Hosting and Related Services—3.0%
3,210	Automatic Data Processing, Inc.	261,005
3,928	Citrix Systems, Inc. (a)	266,043
4,222	Fiserv, Inc. (a)	260,371

		787,419

Food and Beverage Stores—1.0%
6,503	Whole Foods Market, Inc.	248,545

Food Manufacturing—2.8%
2,092	Keurig Green Mountain, Inc.	249,534
4,216	Kraft Foods Group, Inc.	225,914
6,803	Mondelez International, Inc.	244,908

		720,356

Food Services and Drinking Places—1.0%
3,329	Starbucks Corp.	258,597

Furniture and Home Furnishings Stores—1.0%
4,246	Bed Bath & Beyond, Inc. (a)	268,729

General Merchandise Stores—3.0%
2,211	Costco Wholesale Corp.	259,881
4,751	Dollar Tree, Inc. (a)	258,787
4,045	Tractor Supply Co.	251,478

		770,146

Health and Personal Care Stores—1.0%
3,710	Express Scripts Holding Co. (a)	258,402

Insurance Carriers and Related Activities—1.0%
4,218	Verisk Analytics, Inc. Class A (a)	253,249

Machinery Manufacturing—1.0%
3,643	KLA-Tencor Corp.	260,438

Merchant Wholesalers, Durable Goods—1.9%
2,133	Henry Schein, Inc. (a)	247,961
1,689	O’Reilly Automotive, Inc. (a)	253,350

		501,311

Merchant Wholesalers, Nondurable Goods—1.0%
2,521	Sigma-Aldrich Corp.	253,159

Miscellaneous Manufacturing—2.0%
631	Intuitive Surgical, Inc. (a)	288,714
6,498	Mattel, Inc.	230,192

		518,906

Miscellaneous Store Retailers—1.0%
22,791	Staples, Inc.	264,148

Motion Picture and Sound Recording Industries—0.9%
579	Netflix, Inc. (a)	244,755

Nonstore Retailers—2.0%
787	Amazon.com, Inc. (a)	246,323
5,169	eBay, Inc. (a)	272,923

		519,246

Other Information Services—6.3%
1,462	Baidu, Inc. ADR (a)	315,865
3,955	Facebook, Inc. (a)	287,331
457	Google, Inc. (a)	261,221
451	Google, Inc. Class A (a)	261,377
5,958	Liberty Global PLC Class A (a)	247,853
7,490	Yahoo!, Inc. (a)	268,217

		1,641,864

Professional, Scientific, and Technical Services—5.1%
2,108	Amgen, Inc.	268,538
798	Biogen Idec, Inc. (a)	266,843
4,893	Cerner Corp. (a)	270,094
5,161	Cognizant Technology Solutions Corp. Class A (a)	253,147
2,344	F5 Networks, Inc. (a)	263,911

		1,322,533

Publishing Industries (except Internet)—8.9%
3,513	Adobe Systems, Inc. (a)	242,783
4,539	Autodesk, Inc. (a)	242,156
8,877	CA, Inc.	256,368
5,776	Catamaran Corp. (a)	262,750
3,777	Check Point Software Technologies Ltd. (a)	256,345
3,208	Intuit, Inc.	262,960
6,121	Microsoft Corp.	264,182
11,473	Symantec Corp.	271,451
7,384	Twenty-First Century Fox, Inc.	233,925

		2,292,920

Support Activities for Transportation—3.0%
3,990	C.H. Robinson Worldwide, Inc.	269,165
3,256	Expedia, Inc.	258,592
5,733	Expeditors International of Washington, Inc.	247,551

		775,308

Telecommunications—6.1%
4,161	Dish Network Corp. (a)	257,400
1,218	Equinix, Inc. (a)	261,285
3,844	Liberty Media Corp Delaware (a)	180,668
1,922	Liberty Media Corp Delaware (a)	90,430
2,584	SBA Communications Corp. (a)	276,307
29,794	VimpelCom Ltd. ADR	248,482
7,840	Vodafone Group Plc New ADR	260,445

		1,575,017

Transportation Equipment Manufacturing—1.9%
3,961	PACCAR, Inc.	246,651
1,110	Tesla Motors, Inc. (a)	247,863

		494,514

Waste Management and Remediation Services—1.0%
2,145	Stericycle, Inc. (a)	252,359

	TOTAL COMMON STOCKS (Cost $26,158,969)	$25,862,330

	TOTAL INVESTMENTS—99.8% (Cost $26,158,969)	$25,862,330
	Other Assets in Excess of Liabilities—0.2%	56,821

	TOTAL NET ASSETS—100.0%	$25,919,151

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

ADR—American Depository Receipt

Direxion Zacks MLP High Income Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS—99.6%
Chemical Manufacturing—3.1%
64,544	CVR Partners LP	$1,097,893

Gasoline Stations—3.8%
29,695	Amerigas Partners LP	1,346,965

Merchant Wholesalers, Nondurable Goods—3.6%
59,268	Crestwood Midstream Partners LP	1,289,672

Nonstore Retailers—3.9%
30,875	Suburban Propane Partners LP	1,388,140

Oil and Gas Extraction—20.3%
64,878	Atlas Resource Partners LP	1,309,887
67,951	BreitBurn Energy Partners LP	1,437,843
38,185	EV Energy Partners LP	1,399,862
55,628	Legacy Reserves LP	1,624,894
45,638	Vanguard Natural Resources LLC	1,427,100

		7,199,586

Petroleum and Coal Products Manufacturing—11.8%
46,993	Calumet Specialty Products Partners LP	1,458,663
57,558	CVR Refining LP	1,476,938
50,993	Northern Tier Energy LP	1,272,785

		4,208,386

Pipeline Transportation—33.1%
25,651	DCP Midstream Partners LP	1,397,210
42,314	El Paso Pipeline Partners LP	1,410,326
45,972	Enbridge Energy Partners LP	1,583,735
24,955	Energy Transfer Partners LP	1,390,992
18,272	Kinder Morgan Energy Partners LP	1,480,397
23,601	NuStar Energy LP	1,483,087
38,906	NuStar GP Holdings LLC	1,644,168
26,702	Williams Partners LP	1,352,189

		11,742,104

Support Activities for Mining—11.8%
58,762	Memorial Production Partners LP	1,329,784
85,763	Natural Resource Partners LP	1,416,805
44,332	Seadrill Partners LLC	1,436,357

		4,182,946

Water Transportation—8.2%
44,504	Golar LNG Partners LP	1,471,747
72,761	Navios Maritime Partners LP	1,429,754

		2,901,501

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $34,162,774)	$35,357,193

SHORT TERM INVESTMENTS—1.9%
Money Market Funds—1.9%
692,071	Short Term Investments Trust Treasury Portfolio, 0.01% (a)	$692,071

	TOTAL SHORT TERM INVESTMENTS (Cost $692,071)	$692,071

	TOTAL INVESTMENTS (Cost $34,854,845)—101.5%	$36,049,264
	Liabilities in Excess of Other Assets—(1.5)%	(535,690)

	TOTAL NET ASSETS—100.0%	$35,513,574

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2014.

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—39.3%
Money Market Funds—39.3%
120,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$120,000
300,298	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	300,298

	TOTAL SHORT TERM INVESTMENTS (Cost $420,298)	$420,298

	TOTAL INVESTMENTS (Cost $420,298)—39.3% (b)	$420,298
	Other Assets in Excess of Liabilities—60.7%	648,795

	TOTAL NET ASSETS—100.0%	$1,069,093

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,298.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	8,361	$725,609	0.155%	2/18/2015	$(121,363)
Credit Suisse International	Vanguard Total Stock Market ETF	2,358	234,958	(0.345%)	3/30/2015	(748)

			$960,567			$(122,111)

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—19.4%
Money Market Funds—19.4%
312,632	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$312,632

	TOTAL SHORT TERM INVESTMENTS (Cost $312,632)	$312,632

	TOTAL INVESTMENTS (Cost $312,632)—19.4% (b)	$312,632
	Other Assets in Excess of Liabilities—80.6%	1,302,633

	TOTAL NET ASSETS—100.0%	$1,615,265

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $312,632.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	10,516	$1,100,240	(0.495%)	4/14/2015	$(9,523)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	5,142	520,658	(1.695%)	9/17/2015	(20,894)

			$1,620,898			$(30,417)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—25.7%
Money Market Funds—25.7%
2,343,154	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,343,154

	TOTAL SHORT TERM INVESTMENTS (Cost $2,343,154)	$2,343,154

	TOTAL INVESTMENTS (Cost $2,343,154)—25.7% (b)	$2,343,154
	Other Assets in Excess of Liabilities—74.3%	6,791,669

	TOTAL NET ASSETS—100.0%	$9,134,823

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,343,154.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	80,144	$9,036,768	(0.545%)	9/17/2015	$(303,070)

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—24.5%
Money Market Funds—24.5%
390,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$390,000
450,331	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,331

	TOTAL SHORT TERM INVESTMENTS (Cost $840,331)	$840,331

	TOTAL INVESTMENTS (Cost $840,331)—24.5% (b)	$840,331
	Other Assets in Excess of Liabilities—75.5% (c)	2,595,267

	TOTAL NET ASSETS—100.0%	$3,435,598

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $840,331.
(c)	Includes $296,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Core U.S. Aggregate Bond ETF	11,157	$1,201,923	(0.195%)	3/4/2015	$(23,395)
Bank of America Merrill Lynch	iShares Core U.S. Aggregate Bond ETF	11,276	1,217,473	(0.494%)	8/27/2015	(21,218)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	8,625	928,727	(0.145%)	9/17/2015	(11,404)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	288	31,412	(0.145%)	12/17/2015	33
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	194	21,165	(0.145%)	3/17/2016	32

			$ 3,400,700			$(55,952)

Direxion Daily 7-10 Year Treasury Bull 2X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0)—0.0%	$0
Other Assets in Excess of Liabilities—100.0% (a)	9,879,080

TOTAL NET ASSETS—100.0%	$9,879,080

Percentages are stated as a percent of net assets.

(a)	Includes $4,262,995 cash segregated as collateral for swap contracts at July 31, 2014.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	NYSE 7-10 Year Treasury Bond Index	191,510	$19,823,336	0.695%	8/31/2015	$(66,376)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—96.8%
112,684	SPDR® S&P 500® ETF Trust	$21,758,153

	TOTAL INVESTMENT COMPANIES (Cost $22,067,649)	$21,758,153

SHORT TERM INVESTMENTS—4.2%
Money Market Funds—4.2%
105,846	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$105,846
849,038	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	849,038

	TOTAL SHORT TERM INVESTMENTS (Cost $954,884)	$954,884

	TOTAL INVESTMENTS (Cost $23,022,533)—101.0% (b)	$22,713,037
	Liabilities in Excess of Other Assets—(1.0%)	(225,619)

	TOTAL NET ASSETS—100.0%	$22,487,418

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $954,884.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	6,585	$12,993,956	0.005%	6/29/2015	$(273,729)
Bank of America Merrill Lynch	S&P 500® Index	5,441	10,425,996	(0.406%)	11/24/2015	103,794

			$23,419,952			$(169,935)

Direxion Daily Mid Cap Bull 2X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—71.1%
27,200	SPDR® S&P MIDCAP 400® ETF	$6,776,336

	TOTAL INVESTMENT COMPANIES (Cost $6,938,693)	$6,776,336

	TOTAL INVESTMENTS (Cost $6,938,693)—71.1%	$6,776,336
	Liabilities in Excess of Other Assets—28.9%	2,757,181

	TOTAL NET ASSETS—100.0%	$9,533,517

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	S&P® MidCap 400® IndexTM	8,968	$12,538,031	0.005%	1/29/2016	$(243,227)

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0)—0.0%	$0
Other Assets in Excess of Liabilities—100.0% (a)	9,659,862

TOTAL NET ASSETS—100.0%	$9,659,862

Percentages are stated as a percent of net assets.

(a)	Includes $4,038,168 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	17,249	$19,716,717	0.045%	7/28/2016	$(394,282)

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—4.0%
73,130	SPDR S&P 500 ETF Trust	$14,120,672

	TOTAL INVESTMENT COMPANIES (Cost $14,376,947)	$14,120,672

SHORT TERM INVESTMENTS—56.4%
Money Market Funds—56.4%
131,439,381	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$131,439,381
37,560,758	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	37,560,758
29,764,687	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	29,764,687

	TOTAL SHORT TERM INVESTMENTS (Cost $198,764,826)	$198,764,826

	TOTAL INVESTMENTS (Cost $213,141,773)—60.4% (b)	$212,885,498
	Other Assets in Excess of Liabilities—39.6%	139,362,093

	TOTAL NET ASSETS—100.0%	$352,247,591

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $198,764,826.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	S&P 500® Index	8,560	$12,979,470	(0.405%)	9/18/2014	$3,902,619
BNP Paribas	S&P 500® Index	24,580	38,210,612	(0.405%)	11/20/2014	10,224,868
Morgan Stanley Capital Services	S&P 500® Index	83,594	161,354,592	(0.555%)	1/21/2015	272,334
Citibank N.A.	S&P 500® Index	74,378	142,712,813	(0.455%)	1/29/2015	1,232,915
Credit Suisse International	S&P 500® Index	152,811	242,082,108	(0.485%)	6/17/2015	58,637,303
Bank of America Merrill Lynch	S&P 500® Index	81,025	150,239,203	(0.406%)	7/29/2015	6,996,747
BNP Paribas	S&P 500® Index	12,922	23,884,766	(0.405%)	8/20/2015	1,273,461
BNP Paribas	S&P 500® Index	24,481	47,908,827	(0.405%)	1/21/2016	(578,830)
Deutsche Bank AG London	S&P 500® Index	77,680	142,199,556	(0.505%)	5/10/2016	8,937,926

			$961,571,947			$90,899,343

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—82.8%
Money Market Funds—82.8%
123,028,015	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$123,028,015
35,325,817	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	35,325,817
40,337,783	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	40,337,783

	TOTAL SHORT TERM INVESTMENTS (Cost $198,691,615)	$198,691,615

	TOTAL INVESTMENTS (Cost $198,691,615)—82.8% (b)	$198,691,615
	Other Assets in Excess of Liabilities—17.2%	41,344,373

	TOTAL NET ASSETS—100.0%	$240,035,988

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $198,691,615.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	S&P 500® Index	8,020	$12,346,646	(0.095%)	9/18/2014	$(3,558,241)
BNP Paribas	S&P 500® Index	31,480	49,218,567	(0.095%)	11/20/2014	(13,120,780)
Morgan Stanley Capital Services	S&P 500® Index	109,134	209,365,767	0.155%	11/24/2014	(1,781,487)
BNP Paribas	S&P 500® Index	750	1,236,953	(0.095%)	12/18/2014	(244,652)
Citibank N.A.	S&P 500® Index	57,121	111,654,315	(0.195%)	1/29/2015	1,289,680
Credit Suisse International	S&P 500® Index	67,455	108,232,506	(0.195%)	5/1/2015	(25,157,857)
Deutsche Bank AG London	S&P 500® Index	16,558	32,445,898	(0.195%)	7/27/2015	420,135
Bank of America Merrill Lynch	S&P 500® Index	60,069	111,654,357	(0.244%)	7/29/2015	(5,075,552)
BNP Paribas	S&P 500® Index	6,000	11,143,491	(0.095%)	11/19/2015	(518,746)
BNP Paribas	S&P 500® Index	10,000	19,001,499	(0.095%)	12/17/2015	(370,499)
BNP Paribas	S&P 500® Index	4,690	9,178,236	(0.095%)	1/21/2016	105,409
BNP Paribas	S&P 500® Index	1,720	3,408,300	(0.095%)	3/17/2016	85,882

			$678,886,535			$(47,926,708)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—15.4%
35,993	SPDR S&P MidCap 400® ETF Trust	$8,966,936

	TOTAL INVESTMENT COMPANIES (Cost $9,386,280)	$8,966,936

SHORT TERM INVESTMENTS—49.3%
Money Market Funds—49.3%
13,246,146	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$13,246,146
15,558,366	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	15,558,366

	TOTAL SHORT TERM INVESTMENTS (Cost $28,804,512)	$28,804,512

	TOTAL INVESTMENTS (Cost $38,190,792)—64.7% (b)	$37,771,448
	Other Assets in Excess of Liabilities—35.3%	20,605,831

	TOTAL NET ASSETS—100.0%	$58,377,279

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,804,512.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	45,532	$42,186,725	(0.305%)	12/11/2014	$21,566,111
Morgan Stanley Capital Services	S&P MidCap 400® Index	46,232	62,064,938	(0.405%)	1/21/2015	1,524,814
BNP Paribas	S&P MidCap 400® Index	2,000	2,595,599	(0.405%)	5/21/2015	167,503
Deutsche Bank AG London	S&P MidCap 400® Index	27,466	39,278,557	(0.405%)	7/24/2018	(1,614,515)

			$146,125,819			$21,643,913

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—73.4%
Money Market Funds—73.4%
4,611,231	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,611,231
2,393,704	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,393,704

	TOTAL SHORT TERM INVESTMENTS (Cost $7,004,935)	$7,004,935

	TOTAL INVESTMENTS (Cost $7,004,935)—73.4% (b)	$7,004,935
	Other Assets in Excess of Liabilities—26.6%	2,532,275

	TOTAL NET ASSETS—100.0%	$9,537,210

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,004,935.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	7,356	$9,973,535	(0.045%)	1/30/2015	$(137,905)
Credit Suisse International	S&P MidCap 400® Index	6,800	8,440,279	(0.245%)	5/1/2015	(987,354)
Deutsche Bank AG London	S&P MidCap 400® Index	6,719	9,498,823	(0.095%)	7/24/2018	283,569

			$27,912,637			$(841,690)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—5.9%
521,112	iShares Russell 2000 Index Fund	$57,890,332

	TOTAL INVESTMENT COMPANIES (Cost $61,336,934)	$57,890,332

SHORT TERM INVESTMENTS—60.7%
Money Market Funds—60.7%
269,925,470	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$269,925,470
192,502,451	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	192,502,451
136,299,788	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	136,299,788

	TOTAL SHORT TERM INVESTMENTS (Cost $598,727,709)	$598,727,709

	TOTAL INVESTMENTS (Cost $660,064,643)—66.6% (b)	$656,618,041
	Other Assets in Excess of Liabilities—33.4%	329,607,212

	TOTAL NET ASSETS—100.0%	$986,225,253

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $598,727,709.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 2000® Index	323,023	$374,001,917	0.095%	8/22/2014	$(12,081,352)
BNP Paribas	Russell 2000® Index	54,041	49,134,703	(0.405%)	11/20/2014	12,116,688
BNP Paribas	Russell 2000® Index	70,000	66,893,176	(0.405%)	1/22/2015	12,316,251
Citibank N.A.	Russell 2000® Index	451,295	507,548,707	(0.005%)	1/23/2015	(574,718)
Credit Suisse International	Russell 2000® Index	327,165	213,338,251	0.015%	1/23/2015	165,869,635
Bank of America Merrill Lynch	Russell 2000® Index	676,450	770,026,248	(0.056%)	1/28/2015	(10,851,227)
Morgan Stanley Capital Services	Russell 2000® Index	546,181	605,722,026	(0.055%)	6/9/2015	7,668,246
UBS Securities LLC	Russell 2000® Index	141,683	164,294,010	0.045%	8/10/2015	(5,540,539)

			$2,750,959,038			$168,922,984

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—68.9%
Money Market Funds—68.9%
345,651,420	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$345,651,420
126,079,893	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	126,079,893
97,618,398	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	97,618,398

	TOTAL SHORT TERM INVESTMENTS (Cost $569,349,711)	$569,349,711

	TOTAL INVESTMENTS (Cost $569,349,711)—68.9% (b)	$569,349,711
	Other Assets in Excess of Liabilities—31.1%	257,507,005

	TOTAL NET ASSETS—100.0%	$826,856,716

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $569,349,711.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	465,130	$537,899,563	(0.944%)	11/25/2014	$15,737,541
Citibank N.A.	Russell 2000® Index	365,475	422,227,760	(1.095%)	2/3/2015	11,187,630
Morgan Stanley Capital Services	Russell 2000® Index	337,458	390,471,727	(0.645%)	3/31/2015	11,457,722
BNP Paribas	Russell 2000® Index	11,811	12,366,708	(1.095%)	4/16/2015	(1,111,900)
Credit Suisse International	Russell 2000® Index	421,526	454,964,606	(1.095%)	5/7/2015	(25,072,039)
BNP Paribas	Russell 2000® Index	93,306	101,056,156	(1.095%)	5/21/2015	(5,298,818)
UBS Securities LLC	Russell 2000® Index	174,015	202,635,321	(0.295%)	7/21/2015	7,550,277
Deutsche Bank AG London	Russell 2000® Index	245,969	278,958,927	(1.345%)	7/27/2015	3,337,053
BNP Paribas	Russell 2000® Index	100,000	116,871,565	(1.095%)	11/19/2015	4,017,852

			$2,517,452,333			$21,805,318

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—15.5%
31,501	iShares MSCI Brazil Capped ETF	$1,527,799

	TOTAL INVESTMENT COMPANIES (Cost $1,570,394)	$1,527,799

SHORT TERM INVESTMENTS—50.4%
Money Market Funds—50.4%
3,027,529	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,027,529
1,950,016	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	1,950,016

	TOTAL SHORT TERM INVESTMENTS (Cost $4,977,545)	$4,977,545

	TOTAL INVESTMENTS (Cost $6,547,939)—65.9% (b)	$6,505,344
	Other Assets in Excess of Liabilities—34.1%	3,359,905

	TOTAL NET ASSETS—100.0%	$9,865,249

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,977,545.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	396,630	$16,739,439	(0.455%)	6/10/2015	$2,905,276
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	182,115	7,336,527	(0.806%)	6/25/2015	1,647,119

			$24,075,966			$4,552,395

Direxion Daily Brazil Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—75.1%
Money Market Funds—75.1%
1,840,276	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,840,276
1,490,007	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	1,490,007

	TOTAL SHORT TERM INVESTMENTS (Cost $3,330,283)	$3,330,283

	TOTAL INVESTMENTS (Cost $3,330,283)—75.1% (b)	$3,330,283
	Other Assets in Excess of Liabilities—24.9%	1,101,501

	TOTAL NET ASSETS—100.0%	$4,431,784

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,330,283.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	137,414	$6,721,029	(0.294%)	6/26/2015	$55,519
Credit Suisse International	iShares MSCI Brazil Capped ETF	111,510	6,126,549	(0.595%)	7/1/2015	405,795
BNP Paribas	iShares MSCI Brazil Capped ETF	7,452	355,986	(0.095%)	1/21/2016	(5,472)
BNP Paribas	iShares MSCI Brazil Capped ETF	17,772	864,790	(0.095%)	3/17/2016	2,816

			$14,068,354			$458,658

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—16.7%
123,111	iShares MSCI EAFE ETF	$8,197,962

	TOTAL INVESTMENT COMPANIES (Cost $8,596,678)	$8,197,962

SHORT TERM INVESTMENTS—53.3%
Money Market Funds—53.3%
16,617,273	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$16,617,273
5,290,035	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	5,290,035
4,233,765	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,233,765

	TOTAL SHORT TERM INVESTMENTS (Cost $26,141,073)	$26,141,073

	TOTAL INVESTMENTS (Cost $34,737,751)—70.0% (b)	$34,339,035
	Other Assets in Excess of Liabilities -30.0%	14,691,433

	TOTAL NET ASSETS—100.0%	$49,030,468

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,141,073.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	299,859	$20,613,827	(0.556%)	3/26/2015	$(513,075)
Credit Suisse International	iShares MSCI EAFE ETF	678,940	40,643,976	(0.355%)	4/21/2015	6,178,034
Citibank N.A.	iShares MSCI EAFE ETF	22,649	1,492,415	(0.455%)	4/23/2015	61,143
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	216,924	14,811,578	(0.405%)	5/22/2015	(369,546)
BNP Paribas	iShares MSCI EAFE ETF	36,935	2,440,641	(0.405%)	8/20/2015	14,235
BNP Paribas	iShares MSCI EAFE ETF	133,313	9,006,167	(0.405%)	9/17/2015	(144,510)
BNP Paribas	iShares MSCI EAFE ETF	322,872	21,648,505	(0.405%)	11/19/2015	(175,991)
BNP Paribas	iShares MSCI EAFE ETF	9,211	630,987	(0.405%)	12/17/2015	(18,148)
BNP Paribas	iShares MSCI EAFE ETF	12,060	835,322	(0.405%)	1/21/2016	(32,481)
Deutsche Bank AG London	iShares MSCI EAFE ETF	353,084	20,022,720	(0.355%)	4/29/2016	4,673,480

			$132,146,138			$9,673,141

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—79.3%
Money Market Funds—79.3%
2,967,909	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,967,909
130,003	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	130,003
1,257,574	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	1,257,574

	TOTAL SHORT TERM INVESTMENTS (Cost $4,355,486)	$4,355,486

	TOTAL INVESTMENTS (Cost $4,355,486)—79.3% (b)	$4,355,486
	Other Assets in Excess of Liabilities—20.7%	1,140,192

	TOTAL NET ASSETS—100.0%	$5,495,678

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,355,486.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	96,960	$6,601,236	(0.095%)	12/19/2014	$85,692
BNP Paribas	iShares MSCI EAFE ETF	5,462	330,680	(0.095%)	3/19/2015	(33,302)
Credit Suisse International	iShares MSCI EAFE ETF	30,089	1,818,516	(0.095%)	4/8/2015	(253,660)
BNP Paribas	iShares MSCI EAFE ETF	13,937	919,989	(0.095%)	5/21/2015	(8,716)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	3,623	250,416	0.256%	6/25/2015	3,211
BNP Paribas	iShares MSCI EAFE ETF	23,813	1,598,100	(0.095%)	9/17/2015	11,728
BNP Paribas	iShares MSCI EAFE ETF	5,997	398,374	(0.095%)	11/19/2015	(1,091)
BNP Paribas	iShares MSCI EAFE ETF	4,045	276,421	(0.095%)	12/17/2015	7,006
BNP Paribas	iShares MSCI EAFE ETF	10,070	678,884	(0.095%)	3/17/2016	8,285
Deutsche Bank AG London	iShares MSCI EAFE ETF	53,604	3,166,849	(0.145%)	4/29/2016	(589,119)

			$16,039,465			$(769,966)

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—20.1%
1,491,176	iShares MSCI Emerging Markets ETF	$65,343,332

	TOTAL INVESTMENT COMPANIES (Cost $66,541,535)	$65,343,332

SHORT TERM INVESTMENTS—56.1%
Money Market Funds—56.1%
116,147,120	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$116,147,120
40,618,662	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	40,618,662
25,520,708	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	25,520,708

	TOTAL SHORT TERM INVESTMENTS (Cost $182,286,490)	$182,286,490

	TOTAL INVESTMENTS (Cost $248,828,025)—76.2% (b)	$247,629,822
	Other Assets in Excess of Liabilities—23.8%	77,529,354

	TOTAL NET ASSETS—100.0%	$325,159,176

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $182,286,490.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	4,060,177	$162,466,431	(0.506%)	1/15/2015	$16,587,276
Citibank N.A.	iShares MSCI Emerging Markets ETF	3,796,608	162,724,361	(0.405%)	2/3/2015	4,258,027
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	2,907,104	113,376,270	(0.405%)	3/6/2015	14,817,464
Credit Suisse International	iShares MSCI Emerging Markets ETF	4,195,232	169,327,369	(0.355%)	6/17/2015	16,035,632
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	2,268,995	99,296,283	(0.355%)	7/27/2015	108,271
BNP Paribas	iShares MSCI Emerging Markets ETF	1,089,712	44,971,692	(0.405%)	11/19/2015	2,732,892
BNP Paribas	iShares MSCI Emerging Markets ETF	1,444,310	62,133,023	(0.405%)	12/17/2015	1,111,508
BNP Paribas	iShares MSCI Emerging Markets ETF	63,570	2,780,419	(0.405%)	1/21/2016	3,982
BNP Paribas	iShares MSCI Emerging Markets ETF	944,620	42,277,037	(0.405%)	3/17/2016	(888,095)

			$859,352,885			$54,766,957

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—84.9%
Money Market Funds—84.9%
55,122,983	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$55,122,983
24,194,594	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	24,194,594
22,278,749	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	22,278,749

	TOTAL SHORT TERM INVESTMENTS (Cost $101,596,326)	$101,596,326

	TOTAL INVESTMENTS (Cost $101,596,326)—84.9% (b)	$101,596,326
	Other Assets in Excess of Liabilities—15.1%	18,133,196

	TOTAL NET ASSETS—100.0%	$119,729,522

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $101,596,326.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,188,268	$47,742,475	(0.195%)	12/22/2014	$(4,761,956)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,629,669	65,568,342	(0.544%)	1/15/2015	(6,531,408)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,513,609	66,995,287	(0.495%)	2/3/2015	572,958
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	1,605,911	66,541,605	(0.095%)	5/22/2015	(4,389,790)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	1,010,246	43,222,912	(0.845%)	9/23/2015	(1,239,293)
BNP Paribas	iShares MSCI Emerging Markets ETF	456,324	19,439,361	(0.745%)	12/17/2015	(580,422)
BNP Paribas	iShares MSCI Emerging Markets ETF	792,940	34,483,619	(0.745%)	1/21/2016	(293,643)

			$343,993,601			$(17,223,554)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—1.5%
43,262	iShares China Large-Cap ETF	$1,750,380

	TOTAL INVESTMENT COMPANIES (Cost $1,661,593)	$1,750,380

SHORT TERM INVESTMENTS—59.2%
Money Market Funds—59.2%
47,064,409	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$47,064,409
20,491,887	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	20,491,887

	TOTAL SHORT TERM INVESTMENTS (Cost $67,556,296)	$67,556,296

	TOTAL INVESTMENTS (Cost $69,217,889)—60.7% (b)	$69,306,676
	Other Assets in Excess of Liabilities—39.3%	44,834,403

	TOTAL NET ASSETS—100.0%	$114,141,079

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $67,556,296.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,712,535	$66,365,120	(0.155%)	12/18/2014	$3,218,309
Credit Suisse International	iShares China Large-Cap ETF	4,097,068	158,177,985	(0.505%)	6/12/2015	7,203,044
Morgan Stanley Capital Services	iShares China Large-Cap ETF	2,549,196	91,031,052	(0.555%)	8/5/2015	13,340,822
BNP Paribas	iShares China Large-Cap ETF	28,610	1,071,373	(0.405%)	12/17/2015	144,165
BNP Paribas	iShares China Large-Cap ETF	32,630	1,214,405	(0.405%)	1/21/2016	105,372

			$317,859,935			$24,011,712

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—90.2%
Money Market Funds—90.2%
5,205,605	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$5,205,605
6,370,533	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	6,370,533

	TOTAL SHORT TERM INVESTMENTS (Cost $11,576,138)	$11,576,138

	TOTAL INVESTMENTS (Cost $11,576,138)—90.2% (b)	$11,576,138
	Other Assets in Excess of Liabilities—9.8%	1,255,347

	TOTAL NET ASSETS—100.0%	$12,831,485

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,576,138.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	159,589	$6,297,068	(0.845%)	12/18/2014	$(161,107)
Credit Suisse International	iShares China Large-Cap ETF	331,191	12,727,781	(0.495%)	6/12/2015	(707,557)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	440,650	15,938,513	(0.345%)	8/4/2015	(2,120,382)
BNP Paribas	iShares China Large-Cap ETF	7,909	281,267	(0.595%)	12/17/2015	(61,464)
BNP Paribas	iShares China Large-Cap ETF	12,091	457,311	(0.595%)	1/21/2016	(38,714)

			$35,701,940			$(3,089,224)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—66.3%
89,341	Vanguard FTSE Europe ETF	$5,122,813

	TOTAL INVESTMENT COMPANIES (Cost $5,327,485)	$5,122,813

SHORT TERM INVESTMENTS—27.2%
Money Market Funds—27.2%
2,098,568	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,098,568

	TOTAL SHORT TERM INVESTMENTS (Cost $2,098,568)	$2,098,568

	TOTAL INVESTMENTS (Cost $7,426,053)—93.5% (b)	$7,221,381
	Other Assets in Excess of Liabilities—6.5%	503,635

	TOTAL NET ASSETS—100.0%	$7,725,016

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,098,568.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	168,790	$10,007,234	(0.405%)	7/22/2015	$(144,768)
Citibank N.A.	Vanguard FTSE Europe ETF	146,048	8,791,700	(0.355%)	8/6/2015	(370,687)

			$18,798,934			$(515,455)

Direxion Daily FTSE Europe Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—60.8%
Money Market Funds—60.8%
2,260,734	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,260,734

	TOTAL SHORT TERM INVESTMENTS (Cost $2,260,734)	$2,260,734

	TOTAL INVESTMENTS (Cost $2,260,734)—60.8% (b)	$2,260,734
	Other Assets in Excess of Liabilities—39.2%	1,456,551

	TOTAL NET ASSETS—100.0%	$3,717,285

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,260,734.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	94,043	$5,565,662	(0.295%)	7/22/2015	$168,036
Citibank N.A.	Vanguard FTSE Europe ETF	100,452	5,922,971	(1.045%)	7/27/2015	91,450

			$11,488,633			$259,486

Direxion Daily India Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—18.6%
636,038	PowerShares India Portfolio	$13,579,411

	TOTAL INVESTMENT COMPANIES (Cost $12,899,583)	$13,579,411

SHORT TERM INVESTMENTS—50.1%
Money Market Funds—50.1%
20,316,047	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$20,316,047
5,320,073	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% ††(a)	5,320,073
10,921,192	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	10,921,192

	TOTAL SHORT TERM INVESTMENTS (Cost $36,557,312)	$36,557,312

	TOTAL INVESTMENTS (Cost $49,456,895)—68.7% (b)	$50,136,723
	Other Assets in Excess of Liabilities—31.3%	22,814,642

	TOTAL NET ASSETS—100.0%	$72,951,365

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,557,312.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	PowerShares India Portfolio	1,169,274	$21,267,406	(0.656)%	1/16/2015	$3,737,751
Deutsche Bank AG London	PowerShares India Portfolio	1,194,604	21,181,969	0.095%	3/11/2015	4,432,476
Credit Suisse International	PowerShares India Portfolio	2,645,796	39,700,510	(0.405)%	4/21/2015	17,267,735
Morgan Stanley Capital Services	PowerShares India Portfolio	1,812,688	38,917,082	(0.655)%	5/29/2015	(211,799)
Citibank NA	PowerShares India Portfolio	1,582,534	34,254,221	(0.555)%	12/28/2015	(480,921)
BNP Paribas	PowerShares India Portfolio	227,214	4,877,814	(0.405)%	1/21/2016	(28,905)
BNP Paribas	PowerShares India Portfolio	982,926	20,911,692	(0.405)%	3/17/2016	70,063

			$181,110,694			$24,786,400

Direxion Daily Japan Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—6.1%
37,614	iShares MSCI Japan ETF	$451,368

	TOTAL INVESTMENT COMPANIES (Cost $448,359)	$451,368

SHORT TERM INVESTMENTS—55.8%
Money Market Funds—55.8%
3,903,460	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,903,460
228,784	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	228,784

	TOTAL SHORT TERM INVESTMENTS (Cost $4,132,244)	$4,132,244

	TOTAL INVESTMENTS (Cost $4,580,603)—61.9% (b)	$4,583,612
	Other Assets in Excess of Liabilities—38.1%	2,821,671

	TOTAL NET ASSETS—100.0%	$7,405,283

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,132,244.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	1,176,280	$13,498,701	(0.455%)	8/26/2015	$692,789
BNP Paribas	iShares MSCI Japan ETF	445	5,123	(0.405%)	9/17/2015	2,383
BNP Paribas	iShares MSCI Japan ETF	154,988	1,740,072	(0.405%)	10/22/2015	130,142
BNP Paribas	iShares MSCI Japan ETF	132,580	1,476,655	(0.405%)	11/19/2015	123,558
BNP Paribas	iShares MSCI Japan ETF	201,442	2,313,257	(0.405%)	12/17/2015	118,890
Morgan Stanley Capital Services	iShares MSCI Japan ETF	84,991	1,032,786	(0.655%)	12/22/2015	(13,044)
BNP Paribas	iShares MSCI Japan ETF	63,015	754,440	(0.405%)	1/21/2016	6,573

			$20,821,033			$1,061,291

Direxion Daily Japan Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—79.1%
Money Market Funds—79.1%
1,870,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,870,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,870,000)	$1,870,000

	TOTAL INVESTMENTS (Cost $1,870,000)—79.1% (b)	$1,870,000
	Other Assets in Excess of Liabilities—20.9%	493,828

	TOTAL NET ASSETS—100.0%	$2,363,828

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,870,000.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	345,325	$3,814,661	(0.145%)	8/26/2015	$(359,398)
BNP Paribas	iShares MSCI Japan ETF	51,032	565,377	(0.395%)	11/19/2015	(52,541)
BNP Paribas	iShares MSCI Japan ETF	106,505	1,185,520	(0.395%)	12/17/2015	(102,321)
Morgan Stanley Capital Services	iShares MSCI Japan ETF	48,013	577,788	(0.095%)	12/24/2015	1,630
BNP Paribas	iShares MSCI Japan ETF	40,100	477,897	(0.395%)	2/18/2016	(3,413)

			$6,621,243			$(516,043)

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—23.9%
131,362	iShares Latin America 40 ETF	$5,154,645

	TOTAL INVESTMENT COMPANIES (Cost $5,053,436)	$5,154,645

SHORT TERM INVESTMENTS—47.4%
Money Market Funds—47.4%
10,195,825	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$10,195,825

	TOTAL SHORT TERM INVESTMENTS (Cost $10,195,825)	$10,195,825

	TOTAL INVESTMENTS (Cost $15,249,261)—71.3% (b)	$15,350,470
	Other Assets in Excess of Liabilities—28.7%	6,183,197

	TOTAL NET ASSETS—100.0%	$21,533,667

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,195,825.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares Latin America 40 ETF	613,708	$21,305,579	(0.405%)	12/18/2014	$2,990,517
Credit Suisse International	iShares Latin America 40 ETF	677,424	24,016,404	(0.355%)	6/17/2015	2,856,513
Citibank N.A.	iShares Latin America 40 ETF	87,061	3,550,535	(0.405%)	12/9/2015	(134,638)
BNP Paribas	iShares Latin America 40 ETF	21,960	824,763	(0.405%)	12/17/2015	48,507
BNP Paribas	iShares Latin America 40 ETF	85,390	3,353,583	(0.405%)	1/21/2016	28,697
BNP Paribas	iShares Latin America 40 ETF	29,445	1,212,493	(0.405%)	3/17/2016	(57,191)

			$54,263,357			$5,732,405

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—17.1%
544,993	Market Vectors® Russia ETF	$13,090,732

	TOTAL INVESTMENT COMPANIES (Cost $13,707,511)	$13,090,732

SHORT TERM INVESTMENTS—63.6%
Money Market Funds—63.6%
36,736,373	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$36,736,373
11,860,066	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	11,860,066

	TOTAL SHORT TERM INVESTMENTS (Cost $48,596,439)	$48,596,439

	TOTAL INVESTMENTS (Cost $62,303,950)—80.7% (b)	$61,687,171
	Other Assets in Excess of Liabilities—19.3%	14,774,336

	TOTAL NET ASSETS—100.0%	$76,461,507

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,596,439.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	1,284,341	$34,616,458	(0.456%)	8/27/2014	$(3,778,379)
Credit Suisse International	Market Vectors® Russia ETF	2,564,575	61,751,155	0.295%	1/23/2015	(19,525)
BNP Paribas	Market Vectors® Russia ETF	147,234	3,827,476	(0.405%)	9/17/2015	(298,282)
Citibank N.A.	Market Vectors® Russia ETF	1,845,262	44,447,018	0.095%	9/18/2015	(118,446)
BNP Paribas	Market Vectors® Russia ETF	68,719	1,786,363	(0.405%)	10/22/2015	(138,949)
BNP Paribas	Market Vectors® Russia ETF	1,595,287	35,185,312	(0.405%)	11/19/2015	3,089,200
Deutsche Bank AG London	Market Vectors® Russia ETF	1,499,539	35,671,994	(0.155%)	5/18/2016	336,961

			$217,285,776			$(927,420)

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—67.9%
Money Market Funds—67.9%
12,875,194	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$12,875,194
4,000,044	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,000,044
2,040,274	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,040,274

	TOTAL SHORT TERM INVESTMENTS (Cost $18,915,512)	$18,915,512

	TOTAL INVESTMENTS (Cost $18,915,512)—67.9% (b)	$18,915,512
	Other Assets in Excess of Liabilities —32.1%	8,947,289

	TOTAL NET ASSETS—100.0%	$27,862,801

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,915,512.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	603,371	$16,007,140	(1.594%)	8/26/2014	$1,491,998
Morgan Stanley Capital Services	Market Vectors® Russia ETF	273,888	6,318,111	(0.345%)	4/8/2015	(267,079)
Credit Suisse International	Market Vectors® Russia ETF	505,432	13,665,671	(1.395%)	4/21/2015	1,188,880
Citibank N.A.	Market Vectors® Russia ETF	947,487	23,466,903	(2.345%)	9/18/2015	694,207
BNP Paribas	Market Vectors® Russia ETF	404,940	9,954,527	(1.595%)	3/17/2016	224,350
Deutsche Bank AG London	Market Vectors® Russia ETF	744,974	18,190,805	(1.845%)	5/18/2016	289,426

			$87,603,157			$3,621,782

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—18.3%
7,881	iShares MSCI South Korea Capped ETF	$520,934

	TOTAL INVESTMENT COMPANIES (Cost $447,870)	$520,934

SHORT TERM INVESTMENTS—55.1%
Money Market Funds—55.1%
737,078	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$737,078
380,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	380,002
450,129	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,129

	TOTAL SHORT TERM INVESTMENTS (Cost $1,567,209)	$1,567,209

	TOTAL INVESTMENTS (Cost $2,015,079)—73.4% (b)	$2,088,143
	Other Assets in Excess of Liabilities—26.6%	758,272

	TOTAL NET ASSETS—100.0%	$2,846,415

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,567,209.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares MSCI South Korea Capped ETF	31,546	$1,615,567	(0.405%)	1/22/2015	$490,459
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	23,129	1,518,880	(0.756%)	3/27/2015	9,532
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	27,997	1,576,600	(0.705%)	4/13/2015	288,276
Credit Suisse International	iShares MSCI South Korea Capped ETF	38,637	2,416,354	(0.455%)	6/26/2015	133,161

			$7,127,401			$921,428

Direxion Daily South Korea Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—108.7%
Money Market Funds—108.7%
670,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$670,000
190,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	190,001
220,085	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	220,085

	TOTAL SHORT TERM INVESTMENTS (Cost $1,080,086)	$1,080,086

	TOTAL INVESTMENTS (Cost $1,080,086)—108.7% (b)	$1,080,086
	Liabilities in Excess of Other Assets—(8.7)%	(86,513)

	TOTAL NET ASSETS—100.0%	$993,573

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,080,086.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares MSCI South Korea Capped ETF	14,183	$897,779	(0.495%)	5/21/2015	$(55,956)
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	10,483	680,113	(0.794%)	5/27/2015	(12,984)
Credit Suisse International	iShares MSCI South Korea Capped ETF	8,282	520,169	(1.095%)	7/1/2015	(28,713)
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	12,148	797,638	(0.745%)	12/11/2015	(6,189)

			$2,895,699			$(103,842)

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—45.0%
58,050	Materials Select Sector SPDR® Fund	$2,824,133

	TOTAL INVESTMENT COMPANIES (Cost $2,672,622)	$2,824,133

SHORT TERM INVESTMENTS—43.7%
Money Market Funds—43.7%
1,656,439	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,656,439
1,090,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1,090,002

	TOTAL SHORT TERM INVESTMENTS (Cost $2,746,441)	$2,746,441

	TOTAL INVESTMENTS—(Cost $5,419,063)—88.7% (b)	$5,570,574
	Other Assets in Excess of Liabilities—11.3%	709,562

	TOTAL NET ASSETS—100.0%	$6,280,136

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,746,441.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	94,978	$4,301,888	(0.405%)	9/17/2015	$309,877
Bank of America Merrill Lynch	Materials Select Sector SPDR® Fund	64,461	3,208,175	(0.456%)	9/28/2015	(69,191)
BNP Paribas	Materials Select Sector SPDR® Fund	28,663	1,332,758	(0.405%)	10/22/2015	59,340
BNP Paribas	Materials Select Sector SPDR® Fund	6,231	297,314	(0.405%)	11/19/2015	5,518
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	134,891	4,238,527	(0.255%)	6/17/2016	2,619,188

			$13,378,662			$2,924,732

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—4.2%
1,129,234	Market Vectors® Gold Miners ETF	$29,235,868

	TOTAL INVESTMENT COMPANIES (Cost $30,206,620)	$29,235,868

SHORT TERM INVESTMENTS—62.7%
Money Market Funds—62.7%
397,963,684	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$397,963,684
37,265,880	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	37,265,880

	TOTAL SHORT TERM INVESTMENTS (Cost $435,229,564)	$435,229,564

	TOTAL INVESTMENTS (Cost $465,436,184)—66.9% (b)	$464,465,432
	Other Assets in Excess of Liabilities—33.1%	229,577,521

	TOTAL NET ASSETS—100.0%	$694,042,953

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $435,229,564.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	6,228,074	$168,402,229	(0.555%)	3/18/2015	$(7,186,581)
Credit Suisse International	Market Vectors® Gold Miners ETF	23,773,053	571,383,213	(0.505%)	5/7/2015	43,429,624
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	39,628,436	891,441,005	(0.455%)	7/6/2015	133,866,957
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	5,477,097	141,258,419	(0.405%)	7/9/2015	457,660
UBS Securities LLC	Market Vectors® Gold Miners ETF	4,000,000	106,285,941	(0.455%)	7/22/2015	(2,755,440)
BNP Paribas	Market Vectors® Gold Miners ETF	188,090	4,908,250	(0.405%)	1/21/2016	(40,918)

			$1,883,679,057			$167,771,302

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—72.0%
Money Market Funds—72.0%
131,405,487	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$131,405,487
46,355,516	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	46,355,516

	TOTAL SHORT TERM INVESTMENTS (Cost $177,761,003)	$177,761,003

	TOTAL INVESTMENTS (Cost $177,761,003)—72.0% (b)	$177,761,003
	Other Assets in Excess of Liabilities —28.0%	69,169,870

	TOTAL NET ASSETS—100.0%	$246,930,873

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $177,761,003.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Gold Miners ETF	3,174,565	$76,433,340	(0.195%)	12/22/2014	$(5,775,273)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	6,900,139	185,384,197	(0.095%)	1/16/2015	6,244,254
Citibank N.A.	Market Vectors® Gold Miners ETF	11,088,548	291,559,269	(0.245%)	5/4/2015	4,436,925
UBS Securities LLC	Market Vectors® Gold Miners ETF	4,800,000	125,719,139	0.155%	8/5/2015	1,457,210
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	2,461,988	58,476,697	0.005%	12/10/2015	(5,263,848)
BNP Paribas	Market Vectors® Gold Miners ETF	187,158	4,853,631	(0.345%)	1/21/2016	6,230

			$742,426,273			$1,105,498

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—21.3%
358,942	Health Care Select Sector SPDR® Fund	$21,866,747

	TOTAL INVESTMENT COMPANIES (Cost $20,969,280)	$21,866,747

SHORT TERM INVESTMENTS—47.2%
Money Market Funds—47.2%
14,590,770	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,590,770
20,020,183	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	20,020,183
13,952,264	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	13,952,264

	TOTAL SHORT TERM INVESTMENTS (Cost $48,563,217)	$48,563,217

	TOTAL INVESTMENTS (Cost $69,532,497)—68.5% (b)	$70,429,964
	Other Assets in Excess of Liabilities—31.5% (c)	32,449,595

	TOTAL NET ASSETS—100.0%	$102,879,559

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to 48,563,217.
(c)	Includes $6,590,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	1,410,084	$80,078,832	(0.456%)	11/25/2014	$6,308,660
Morgan Stanley Capital Services	Health Care Select Sector SPDR® Fund	1,121,257	61,989,162	(0.405%)	4/15/2015	6,760,054
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	32,292,968	(0.455%)	4/21/2015	12,114,219
Citibank N.A.	Health Care Select Sector SPDR® Fund	528,645	32,663,531	(0.455%)	4/29/2015	(463,232)
BNP Paribas	Health Care Select Sector SPDR® Fund	271,635	16,190,256	(0.405%)	12/17/2015	346,624
BNP Paribas	Health Care Select Sector SPDR® Fund	238,711	14,422,394	(0.405%)	1/21/2016	113,232
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	418,769	17,808,420	(0.255%)	10/3/2017	8,178,809

			$255,445,563			$33,358,366

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—14.3%
867,911	Market Vectors® Junior Gold Miners ETF	$36,061,702

	TOTAL INVESTMENT COMPANIES (Cost $37,733,184)	$36,061,702

SHORT TERM INVESTMENTS—56.7%
Money Market Funds—56.7%
107,905,333	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$107,905,333
35,011,671	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	35,011,671

	TOTAL SHORT TERM INVESTMENTS (Cost $142,917,004)	$142,917,004

	TOTAL INVESTMENTS (Cost $180,650,188)—71.0% (b)	$178,978,706
	Other Assets in Excess of Liabilities—29.0%	73,199,826

	TOTAL NET ASSETS—100.0%	$252,178,532

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $142,917,004.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	1,967,560	$72,760,615	(0.355%)	4/7/2015	$8,924,443
Citibank NA	Market Vectors® Junior Gold Miners ETF	3,364,449	141,425,830	(0.355%)	4/16/2015	(1,775,156)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	952,585	43,360,814	0.000%	8/20/2015	(3,789,688)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	4,432,129	155,589,194	(0.405%)	12/1/2015	28,444,540
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	6,623,296	288,257,093	(0.655%)	10/8/2018	(13,120,005)

			$701,393,546			$18,684,134

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—69.6%
Money Market Funds—69.6%
48,573,998	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$48,573,998
12,590,652	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	12,590,652

	TOTAL SHORT TERM INVESTMENTS (Cost $61,164,650)	$61,164,650

	TOTAL INVESTMENTS (Cost $61,164,650)—69.6% (b)	$61,164,650
	Other Assets in Excess of Liabilities—30.4%	26,707,723

	TOTAL NET ASSETS—100.0%	$87,872,373

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,164,650.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	524,159	$18,954,719	(0.195%)	4/7/2015	$(2,831,772)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	754,082	31,121,657	(0.845%)	4/16/2015	(297,514)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	918,954	35,812,933	(1.045%)	5/27/2015	(2,419,991)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	328,574	14,342,672	(0.445%)	8/20/2015	686,696
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	3,819,131	161,441,769	(0.245%)	10/8/2018	2,750,239

			$261,673,750			$(2,112,342)

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—49.8%
Oil and Gas Extraction—47.9%
4,094	Anadarko Petroleum Corp.	$437,444
4,584	Apache Corp.	470,593
12,914	Cabot Oil & Gas Corp.	425,516
14,694	Chesapeake Energy Corp.	387,481
3,224	Cimarex Energy Co.	448,201
16,019	Comstock Resources, Inc.	379,010
5,737	Devon Energy Corp.	433,144
18,336	Encana Corp.	395,141
79,246	EXCO Resources, Inc.	365,324
183,499	Forest Oil Corp. (a)	374,338
15,428	Goodrich Petroleum Corp. (a)	297,143
53,366	Magnum Hunter Resources Corp. (a)	343,143
11,068	Newfield Exploration Co. (a)	446,040
5,877	Noble Energy, Inc.	390,762
13,849	QEP Resources, Inc.	457,710
182,007	Quicksilver Resources, Inc. (a)	342,173
5,077	Range Resources Corp.	383,770
64,423	SandRidge Energy, Co. (a)	383,961
1,049	Seventy Seven Energy, Inc. (a)	23,529
5,736	SM Energy Co.	450,505
9,773	Southwestern Energy Co. (a)	396,588
14,080	Statoil ASA ADR	400,435
9,770	Stone Energy Corp. (a)	371,749
37,343	Swift Energy Co. (a)	412,640
42,160	Talisman Energy, Inc.	440,572
15,423	Ultra Petroleum Corp. (a)	353,495

		10,010,407

Utilities—1.9%
4,230	EQT Corp.	396,859

	TOTAL COMMON STOCKS (Cost $11,491,172)	$10,407,266

SHORT TERM INVESTMENTS—37.0%
Money Market Funds—37.0%
2,619,659	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$2,619,659
5,130,176	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	5,130,176

	TOTAL SHORT TERM INVESTMENTS (Cost $7,749,835)	$7,749,835

	TOTAL INVESTMENTS (Cost $19,241,007)—86.8% (c)	$18,157,101
	Other Assets in Excess of Liabilities—13.2%	2,761,736

	TOTAL NET ASSETS—100.0%	$20,918,837

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,749,835.

ADR—American Depository Receipt

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	98,829	$13,304,535	0.145%	12/1/2014	$(868,867)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	264,082	25,667,895	(0.305%)	4/14/2015	7,896,145
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	53,236	5,576,249	(0.305%)	7/17/2015	1,159,195

			$44,548,679			$8,186,473

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—80.5%
Money Market Funds—80.5%
5,966,517	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,966,517
1,370,574	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	1,370,574

	TOTAL SHORT TERM INVESTMENTS (Cost $7,337,091)	$7,337,091

	TOTAL INVESTMENTS (Cost $7,337,091)—80.5%(b)	$7,337,091
	Other Assets in Excess of Liabilities—19.5%	1,779,895

	TOTAL NET ASSETS—100.0%	$9,116,986

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,337,091.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	69,885	$8,549,966	(0.295%)	4/14/2015	$(299,334)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	66,348	8,578,666	(0.545%)	4/22/2015	230,485
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	81,194	9,118,146	(0.295%)	12/5/2015	(1,170,431)

			$26,246,778			$(1,239,280)

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—42.4%
Broadcasting (except Internet)—0.7%
3,042	Liberty Interactive Corp. Class A (a)	$85,328

Building Material and Garden Equipment and Supplies Dealers—8.0%
8,477	Home Depot, Inc.	685,365
6,315	Lowe’s Companies, Inc.	302,173

		987,538

Clothing and Clothing Accessories Stores—5.4%
451	Abercrombie & Fitch Co. Class A	17,742
807	Ascena Retail Group, Inc. (a)	12,960
950	Chicos FAS, Inc.	15,019
158	Dillard’s, Inc. Class A	18,837
465	DSW, Inc. Class A	12,364
903	Foot Locker, Inc.	42,920
1,640	Gap, Inc.	65,780
1,507	L Brands, Inc.	87,361
859	Nordstrom, Inc.	59,469
1,317	Ross Stores, Inc.	84,815
4,341	TJX Companies, Inc.	231,332
663	Urban Outfitters, Inc. (a)	23,689

		672,288

Electronics and Appliance Stores—0.8%
401	Aaron’s, Inc.	10,578
1,780	Best Buy Co., Inc.	52,920
711	GameStop Corp. Class A	29,841

		93,339

Furniture and Home Furnishings Stores—1.0%
1,264	Bed Bath & Beyond, Inc. (a)	79,998
584	Williams-Sonoma, Inc.	39,169

		119,167

General Merchandise Stores—14.5%
361	Big Lots, Inc.	15,794
2,727	Costco Wholesale Corp.	320,531
1,921	Dollar General Corp. (a)	106,097
1,281	Dollar Tree, Inc. (a)	69,776
593	Family Dollar Stores, Inc.	44,327
1,889	J.C. Penney Co., Inc. (a)	17,719
1,292	Kohl’s Corp.	69,174
2,243	Macy’s, Inc.	129,623
165	Sears Holdings Corp. (a)	6,295
3,928	Target Corp.	234,069
858	Tractor Supply Co.	53,342
9,876	Wal-Mart Stores, Inc.	726,676

		1,793,423

Health and Personal Care Stores—0.5%
1,004	Sally Beauty Holdings, Inc. (a)	26,054
398	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	36,747

		62,801

Merchant Wholesalers, Durable Goods—0.8%
658	O’Reilly Automotive, Inc. (a)	98,700

Merchant Wholesalers, Nondurable Goods—0.3%
468	CST Brands, Inc.	15,645
365	Nu Skin Enterprises, Inc. Class A	21,422

		37,067

Miscellaneous Store Retailers—0.7%
615	PetSmart, Inc.	41,906
4,008	Staples, Inc.	46,453

		88,359

Motion Picture and Sound Recording Industries—1.3%
372	Netflix, Inc. (a)	157,252

Motor Vehicle and Parts Dealers—2.1%
452	Advance Auto Parts, Inc.	54,742
451	AutoNation, Inc. (a)	24,047
202	AutoZone, Inc. (a)	104,440
1,367	CarMax, Inc. (a)	66,723
264	Penske Automotive Grp, Inc.	12,263

		262,215

Nonstore Retailers—5.9%
2,329	Amazon.com, Inc. (a)	728,954
82	zulily, inc. (a)	2,839

		731,793

Petroleum and Coal Products Manufacturing—0.1%
290	Murphy USA, Inc. (a)	14,332

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.3%
310	Cabela’s, Inc. (a)	18,092
599	Dick’s Sporting Goods, Inc.	25,475

		43,567

	TOTAL COMMON STOCKS (Cost $5,419,317)	$5,247,169

SHORT TERM INVESTMENTS—28.9%
Money Market Funds—28.9%
3,378,722	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,378,722
210,476	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	210,476

	TOTAL SHORT TERM INVESTMENTS (Cost $3,589,198)	$3,589,198

	TOTAL INVESTMENTS—(Cost $9,008,515)—71.3% (c)	$8,836,367
	Other Assets in Excess of Liabilities—28.7%	3,563,664

	TOTAL NET ASSETS—100.0%	$12,400,031

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,589,198.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell Retail 1000® Index	13,272	$23,448,394	(0.305%)	4/14/2015	$4,344,635
Deutsche Bank AG London	Russell Retail 1000® Index	2,227	2,630,215	(0.305%)	8/7/2015	2,096,877

			$26,078,609			$6,441,512

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—54.4%
Computer and Electronic Product Manufacturing—46.9%
111,415	Advanced Micro Devices, Inc. (a)	$435,633
45,801	Altera Corp.	1,498,609
42,224	Analog Devices, Inc.	2,095,577
18,746	Arm Holdings Plc ADR	801,579
61,547	Atmel Corp. (a)	504,685
31,296	Avago Technologies Ltd.	2,171,316
69,396	Broadcom Corp. Class A	2,655,091
17,828	Cree, Inc. (a)	842,016
44,231	Freescale Semiconductor Ltd (a)	885,505
161,909	Intel Corp.	5,487,096
24,245	KLA-Tencor Corp.	1,733,275
34,586	Linear Technology Corp.	1,526,453
74,251	Marvell Technology Group Ltd.	990,508
41,335	Maxim Integrated Products, Inc.	1,211,529
29,284	Microchip Technology, Inc.	1,318,366
144,272	Micron Technology, Inc. (a)	4,407,510
35,614	NXP Semiconductors NV	2,220,533
64,476	On Semiconductor Corp. (a)	551,915
54,982	QUALCOMM, Inc.	4,052,173
22,888	SanDisk Corp.	2,099,059
27,719	Skyworks Solutions, Inc. (a)	1,407,016
39,156	SunEdison, Inc. (a)	783,120
107,572	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,151,440
28,401	Teradyne, Inc. (a)	517,466
94,154	Texas Instruments, Inc.	4,354,623
39,226	Xilinx, Inc.	1,613,365

		48,315,458

Machinery Manufacturing—6.1%
164,088	Applied Materials, Inc.	3,439,285
12,564	ASML Holding NV ADR	1,183,026
23,705	Lam Research Corp. (a)	1,659,350

		6,281,661

Publishing Industries (except Internet)—1.4%
81,578	NVIDIA Corp.	1,427,615

	TOTAL COMMON STOCKS (Cost $56,707,014)	$56,024,734

SHORT TERM INVESTMENTS—23.1%
Money Market Funds—23.1%
3,210,053	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$3,210,053
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (b)	1
20,537,628	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	20,537,628

	TOTAL SHORT TERM INVESTMENTS (Cost $23,747,682)	$23,747,682

	TOTAL INVESTMENTS (Cost $80,454,696)—77.5% (c)	$79,772,416
	Other Assets in Excess of Liabilities—22.5%	23,148,053

	TOTAL NET ASSETS—100.0%	$102,920,469

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,747,682.

ADR—American Depository Receipt

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	147,917	$87,903,624	(0.355%)	1/21/2015	$2,211,898
Deutsche Bank AG London	PHLX Semiconductor Sector Index	3,271	2,132,223	(0.155%)	3/11/2015	(143,843)
Credit Suisse International	PHLX Semiconductor Sector Index	246,343	89,068,214	(0.155%)	4/16/2015	64,342,270
Citibank N.A.	PHLX Semiconductor Sector Index	18,468	11,711,482	(0.505%)	12/18/2015	(488,097)

			$190,815,543			$65,922,228

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—85.1%
Money Market Funds—85.1%
13,855,567	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$13,855,567
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
5,274,049	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,274,049

	TOTAL SHORT TERM INVESTMENTS (Cost $19,129,617)	$19,129,617

	TOTAL INVESTMENTS (Cost $19,129,617)—85.1% (b)	$19,129,617
	Other Assets in Excess of Liabilities—14.9%	3,353,533

	TOTAL NET ASSETS—100.0%	$22,483,150

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,129,617.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	42,464	$26,401,619	0.005%	11/24/2014	$574,202
Deutsche Bank AG London	PHLX Semiconductor Sector Index	28,400	18,072,842	(0.245%)	3/11/2015	802,564
Credit Suisse International	PHLX Semiconductor Sector Index	40,161	18,796,414	(0.245%)	5/1/2015	(6,030,736)

			$63,270,875			$(4,653,970)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—7.7%
138,690	Energy Select Sector SPDR® Fund	$13,401,615

	TOTAL INVESTMENT COMPANIES (Cost $13,865,173)	$13,401,615

SHORT TERM INVESTMENTS—43.9%
Money Market Funds—43.9%
76,547,196	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$76,547,196

	TOTAL SHORT TERM INVESTMENTS (Cost $76,547,196)	$76,547,196

	TOTAL INVESTMENTS (Cost $90,412,369)—51.6%(b)	$89,948,811
	Other Assets in Excess of Liabilities—48.4%	84,288,245

	TOTAL NET ASSETS—100.0%	$174,237,056

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,547,196.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Energy Select Sector Index	433,751	$285,024,288	(0.455%)	12/11/2014	$147,537,621
Citibank N.A.	Energy Select Sector Index	45,805	45,998,198	(0.405%)	1/29/2015	(1,569,887)
BNP Paribas	Energy Select Sector Index	16,227	15,554,440	(0.405%)	12/17/2015	195,773
BNP Paribas	Energy Select Sector Index	29,526	29,294,558	(0.405%)	1/21/2016	(659,135)

			$375,871,484			$145,504,372

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—85.0%
Money Market Funds—85.0%
38,975,217	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$38,975,217
5,456,549	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	5,456,549

	TOTAL SHORT TERM INVESTMENTS (Cost $44,431,766)	$44,431,766

	TOTAL INVESTMENTS (Cost $44,431,766)—85.0%(b)	$44,431,766
	Other Assets in Excess of Liabilities—15.0%	7,869,474

	TOTAL NET ASSETS—100.0%	$52,301,240

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,431,766.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Energy Select Sector Index	47,012	$46,394,260	(0.295%)	1/29/2015	$793,143
Morgan Stanley Capital Services	Energy Select Sector Index	13,984	11,623,640	(0.095%)	1/30/2015	(2,189,973)
Credit Suisse International	Energy Select Sector Index	92,870	79,477,683	(0.045%)	5/1/2015	(11,622,154)
Deutsche Bank AG London	Energy Select Sector Index	7,390	6,468,924	(0.095%)	9/23/2015	(768,036)
BNP Paribas	Energy Select Sector Index	580	573,378	(0.545%)	1/21/2016	10,203

			$144,537,885			$(13,776,817)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS—16.4%
Accommodation—0.1%
37,874	Host Hotels & Resorts, Inc.	$823,381

Administrative and Support Services—0.1%
1,852	Dun & Bradstreet Corp.	203,776
6,106	Equifax, Inc.	464,606
9,460	Moody’s Corp.	823,020

		1,491,402

Amusement, Gambling, and Recreation Industries—0.0% (†)
3,593	Global Payments, Inc.	248,887

Computer and Electronic Product Manufacturing—0.0% (†)
4,595	CoreLogic, Inc. (a)	124,984

Credit Intermediation and Related Activities—6.9%
13,528	Ally Financial, Inc.	310,603
453,690	American Express Co.	3,994,320
9,501	Ameriprise Financial, Inc.	1,136,320
526,164	Bank Of America Corp.	8,024,001
2,223	Bank of Hawaii Corp.	127,111
57,060	Bank Of New York Mellon Corp.	2,227,622
5,086	BankUnited, Inc.	158,887
35,951	BB&T Corp.	1,330,906
1,361	BOK Financial Corp.	90,153
28,600	Capital One Financial Corp.	2,274,844
9,679	CIT Group, Inc.	475,336
151,999	Citigroup, Inc.	7,434,271
2,382	City National Corp.	179,245
9,090	Comerica, Inc.	456,863
4,071	Commerce Bancshares, Inc.	183,439
2,649	Cullen/Frost Bankers, Inc.	206,543
23,331	Discover Financial Services	1,424,591
7,175	East West Bancorp, Inc.	244,380
14,400	Fidelity National Information Services, Inc.	812,160
42,556	Fifth Third Bancorp	871,547
11,838	First Horizon National Corp.	139,452
17,786	First Niagara Financial Group, Inc.	152,960
6,886	First Republic Bank	321,714
4,150	FleetCor Technologies, Inc. (a)	551,078
9,455	Fulton Financial Corp.	107,220
26,456	Hudson City Bancorp, Inc.	257,946
41,419	Huntington Bancshares, Inc.	406,735
189,373	JPMorgan Chase & Co.	10,921,141
44,197	KeyCorp	598,427
6,579	M&T Bank Corp.	799,348
1,052	Nationstar Mortgage Holdings, Inc. (a)	32,097
22,149	New York Community Bancorp, Inc.	351,726
11,833	Northern Trust Corp.	791,509
5,323	Ocwen Financial Corp. (a)	160,595
5,099	PacWest Bancorp	212,475
15,519	People’s United Financial, Inc.	225,336
26,726	PNC Financial Services Group, Inc.	2,206,499
5,178	Popular, Inc. (a)	165,178
69,000	Regions Financial Corp.	699,660
4,382	Santander Consumer USA Holdings, Inc. (a)	84,003
2,518	Signature Bank (a)	288,034
21,154	SLM Corp.	187,424
21,537	State Street Corp.	1,517,066
26,661	SunTrust Banks, Inc.	1,014,451
2,523	SVB Financial Group (a)	275,057
6,954	Synovus Financial Corp.	163,767
8,337	TCF Financial Corp.	131,808
3,776	TFS Financial Corp. (a)	50,900
85,953	U.S. Bancorp	3,612,605
25,090	Visa, Inc. Class A	5,294,241
238,954	Wells Fargo & Co.	12,162,759
26,966	Western Union Co.	471,096
9,251	Zions Bancorporation	266,614

		76,584,063

Data Processing, Hosting and Related Services—0.1%
12,470	Fiserv, Inc. (a)	769,025
8,388	Total System Services, Inc.	268,416

		1,037,441

Forestry and Logging—0.1%
8,861	Plum Creek Timber Co., Inc.	366,580

Funds, Trusts, and Other Financial Vehicles—0.0% (†)
9,185	NorthStar Realty Finance Corp.	147,878

Insurance Carriers and Related Activities—3.7%
16,897	ACE Ltd.	1,691,390
22,724	Aflac, Inc.	1,357,532
824	Alleghany Corp. (a)	341,012
4,931	Allied World Assurance Co. Holdings AG	177,565
21,715	Allstate Corp.	1,269,242
3,627	American Financial Group, Inc.	203,076
72,385	American International Group, Inc.	3,762,572
365	American National Insurance Co.	39,785
14,845	Aon PLC	1,252,324
6,710	Arch Capital Group Ltd. (a)	358,650
7,860	Arthur J. Gallagher & Co.	353,700
3,274	Aspen Insurance Holdings Ltd.	130,993
3,585	Assurant, Inc.	227,146
8,988	Assured Guaranty Ltd.	200,612
5,392	Axis Capital Holdings Ltd.	232,665
91,577	Berkshire Hathaway, Inc. Class B (a)	11,486,503
6,037	Brown & Brown, Inc.	185,819
12,233	Chubb Corp.	1,060,723
8,182	Cincinnati Financial Corp.	376,536
1,326	CNA Financial Corp.	49,553
2,235	Endurance Specialty Holdings Ltd.	118,209
1,223	Erie Indemnity Co. Class A	89,548
2,307	Everest Re Group Ltd.	359,684
13,858	FNF Group (a)	375,690
4,619	FNFV Group (a)	75,567
24,832	Genworth Financial, Inc. Class A (a)	325,299
2,204	Hanover Insurance Group, Inc.	127,413
22,501	Hartford Financial Services Group, Inc.	768,634
4,999	HCC Insurance Holdings, Inc.	233,353
13,197	Lincoln National Corp.	691,391
16,295	Loews Corp.	686,508
699	Markel Corp. (a)	441,845
27,500	Marsh & McLennan Companies, Inc.	1,396,175
7,085	MBIA, Inc. (a)	67,874
1,345	Mercury General Corp.	66,201
46,816	MetLife, Inc.	2,462,522
13,037	Old Republic International Corp.	187,602
2,528	PartnerRE Ltd.	263,822
14,722	Principal Financial Group, Inc.	731,389
2,971	ProAssurance Corp.	129,625
29,622	Progressive Corp.	694,340
3,945	Protective Life Corp.	273,704
23,018	Prudential Financial, Inc.	2,001,875
3,456	Reinsurance Group of America, Inc.	277,379
2,029	RenaissanceRe Holdings Ltd.	198,457
2,188	StanCorp Financial Group, Inc.	132,024
6,591	Torchmark Corp.	347,609
17,386	Travelers Companies, Inc.	1,557,090
12,880	Unum Group	442,170
4,543	Validus Holdings Ltd.	165,956
7,196	Voya Financial, Inc.	266,972
5,021	W.R. Berkley Corp.	223,987
309	White Mountains Insurance Group Ltd.	186,917
13,585	XL Group PLC	437,980

		41,562,209

Management of Companies and Enterprises—0.0% (†)
7,978	Associated Banc-Corp	142,966

Professional, Scientific, and Technical Services—0.5%
2,712	Alliance Data Systems Corp. (a)	711,330
6,038	Broadridge Financial Solutions, Inc.	243,754
2,119	FactSet Research System, Inc.	254,556
4,231	Jack Henry & Associates, Inc.	246,879
4,375	LPL Investment Holdings, Inc.	207,725
50,303	MasterCard, Inc. Class A	3,729,967

		5,394,211

Publishing Industries (except Internet)—0.2%
13,620	McGraw-Hill Financial, Inc.	1,092,596
5,839	MSCI, Inc. Class A (a)	264,214
17,780	Thomson Reuters Corp.	672,262

		2,029,072

Real Estate—2.9%
3,585	Alexandria Real Estate Equities, Inc.	281,781
5,249	American Campus Communities, Inc.	204,291
17,652	American Capital Agency Corp.	408,114
6,990	American Homes 4 Rent	127,358
45,433	American Tower Corp.	595,627
19,802	American Tower Corp.	1,869,111

47,409	Annaly Capital Management, Inc.	526,240
7,310	Apartment Investment & Management Co. Class A	249,856
6,485	AvalonBay Communities, Inc.	960,299
9,632	Biomed Realty Trust, Inc.	207,088
7,658	Boston Properties, Inc.	914,748
7,858	Brandywine Realty Trust	122,192
2,405	Brixmor Property Group, Inc.	54,473
4,281	Camden Property Trust	309,773
8,336	CBL & Associates Properties, Inc.	155,883
14,018	CBRE Group, Inc. Class A (a)	432,315
51,414	Chimera Investment Corp.	162,982
6,253	Columbia Property Trust, Inc.	159,514
6,448	CommonWealth REIT	173,193
4,384	Corporate Office Properties Trust	124,374
5,823	Corrections Corporation of America	187,617
16,702	Crown Castle International Corp.	1,238,954
15,080	DDR Corp.	264,503
6,772	Digital Realty Trust, Inc.	436,049
7,189	Douglas Emmett, Inc.	204,815
16,486	Duke Realty Corp.	296,583
4,169	Equity Lifestyle Properties, Inc.	184,645
73	Equity Residential	1,168,419
3,128	Essex Property Trust, Inc.	592,975
5,801	Extra Space Storage, Inc.	300,086
3,366	Federal Realty Investment Trust	410,989
8,229	Forest City Enterprises, Inc. Class A (a)	157,750
4,220	Gaming & Leisure Properties, Inc.	142,087
28,370	General Growth Properties, Inc.	663,007
22,926	HCP, Inc.	952,117
15,370	Health Care REIT, Inc.	977,993
11,874	Healthcare Trust of America, Inc. Class A	141,419
2,859	Home Properties, Inc.	188,094
7,492	Hospitality Properties Trust	214,046
1,983	Howard Hughes Corp. (a)	288,368
2,230	Jones Lang LaSalle, Inc.	275,851
4,114	Kilroy Realty Corp.	254,410
20,540	Kimco Realty Corp.	459,685
7,390	Liberty Property Trust	259,906
7,040	Macerich Co.	457,670
18,345	MFA Financial, Inc.	149,328
3,753	Mid-America Apartment Communities, Inc.	262,410
6,164	National Retail Properties, Inc.	219,254
9,185	Northstar Asset Management Group, Inc. (a)	164,503
6,307	Omega Healthcare Investors, Inc.	230,458
7,719	Piedmont Office Realty Trust, Inc. Class A	150,135
2,719	Post Properties, Inc.	147,370
25,002	Prologis, Inc.	1,020,332
7,186	Public Storage	1,233,189
6,328	Rayonier, Inc.	215,532
7,311	Realogy Holdings Corp. (a)	268,752
11,080	Realty Income Corp.	476,994
4,620	Regency Centers Corp.	251,143
11,837	Retail Properties of America, Inc. Class A	178,147
10,194	Senior Housing Properties Trust	233,035
15,544	Simon Property Group, Inc.	2,614,345
4,775	SL Green Realty Corp.	514,745
19,952	Spirit Reality Capital, Inc.	230,845
11,077	Starwood Property Trust, Inc.	261,417
4,550	Tanger Factory Outlet Centers, Inc.	157,658
3,165	Taubman Centers, Inc.	232,817
18,316	Two Harbors Investment Corp.	187,373
12,581	UDR, Inc.	365,855
14,728	Ventas, Inc.	935,228
9,377	Vornado Realty Trust	994,150
7,772	Washington Prime Group	146,813
6,113	Weingarten Realty Investors	201,179
26,329	Weyerhaeuser Co.	824,624
4,971	WP Carey Inc.	326,744
1,555	Zillow, Inc. (a)	223,189

		32,174,814

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.7%
2,766	Affiliated Managers Group (a)	551,125
1,374	Artisan Partners Asset Management, Inc.	71,585
6,379	BlackRock, Inc.	1,943,873
4,302	CBOE Holdings, Inc.	208,518
56,248	Charles Schwab Corp.	1,560,882
15,952	CME Group, Inc.	1,179,491
14,437	E*TRADE Financial Corp. (a)	303,466
6,021	Eaton Vance Corp.	211,518
4,695	Federated Investors, Inc. Class B	132,493
19,852	Franklin Resources, Inc.	1,074,986

22,375	Goldman Sachs Group, Inc.	3,867,966
2,699	Interactive Brokers Group, Inc. Class A	62,117
5,762	IntercontinentalExchange, Inc.	1,107,572
21,650	Invesco Ltd. (b)	814,689
6,182	Lazard Ltd. Class A	323,319
5,195	Legg Mason, Inc.	246,503
76,745	Morgan Stanley	2,481,933
967	Morningstar, Inc.	65,572
5,846	NASDAQ OMX Group, Inc.	246,643
21,152	Navient Corp.	363,814
6,248	Raymond James Financial, Inc.	318,336
6,646	SEI Investments Co.	238,060
13,146	T. Rowe Price Group, Inc.	1,020,918
13,450	TD Ameritrade Holding Corp.	432,014
6,233	Vantiv, Inc. Class A (a)	204,318
4,264	Waddell & Reed Financial, Inc. Class A	225,097

		19,256,808

Wood Product Manufacturing—0.1%
18,442	Leucadia National Corp.	455,702

	TOTAL COMMON STOCKS (Cost $184,883,212)	$181,840,398

SHORT TERM INVESTMENTS—46.2%
Money Market Funds—46.2%
280,890,441	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$280,890,441
128,473,230	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	128,473,230
102,636,432	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	102,636,432

	TOTAL SHORT TERM INVESTMENTS (Cost $512,000,103)	$512,000,103

	TOTAL INVESTMENTS (Cost $696,883,315)—62.6% (c)	$693,840,501
	Other Assets in Excess of Liabilities—37.4%	414,974,294

	TOTAL NET ASSETS—100.0%	$1,108,814,795

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2014.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $512,000,103.

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	387,689	$456,135,202	(0.755%)	12/30/2014	$15,918,990
Citibank N.A.	Russell 1000® Financial Services Index	435,291	505,384,161	(0.505%)	12/31/2014	25,943,591
Credit Suisse International	Russell 1000® Financial Services Index	1,061,790	768,256,861	(0.495%)	1/23/2015	564,087,966
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	435,193	513,875,357	(0.456%)	1/28/2015	16,212,170
UBS Securities LLC	Russell 1000® Financial Services Index	75,000	92,630,237	(0.405%)	7/13/2015	(1,592,714)
BNP Paribas	Russell 1000® Financial Services Index	11,824	14,019,292	(0.405%)	12/17/2015	355,707
Deutsche Bank AG London	Russell 1000® Financial Services Index	186,431	231,464,374	(0.355%)	2/16/2016	(5,356,184)

			$2,581,765,484			$615,569,526

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—80.4%
Money Market Funds—80.4%
207,157,449	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$207,157,449
70,511,641	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	70,511,641
23,951,252	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	23,951,252

	TOTAL SHORT TERM INVESTMENTS (Cost $301,620,342)	$301,620,342

	TOTAL INVESTMENTS (Cost $301,620,342)—80.4%(b)	$301,620,342
	Other Assets in Excess of Liabilities—19.6%	73,598,181

	TOTAL NET ASSETS—100.0%	$375,218,523

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $301,620,342.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	110,828	$129,862,914	(0.595%)	12/31/2014	$(5,849,948)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	205,388	245,959,932	(0.444%)	1/16/2015	(4,139,710)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	68,173	81,088,000	(0.445%)	3/31/2015	(2,053,677)
Credit Suisse International	Russell 1000® Financial Services Index	330,690	370,323,508	(0.445%)	5/1/2015	(37,140,136)
UBS Securities LLC	Russell 1000® Financial Services Index	30,000	36,926,075	0.205%	7/15/2015	496,954
BNP Paribas	Russell 1000® Financial Services Index	60,413	71,927,597	(0.645%)	11/19/2015	(1,804,570)
BNP Paribas	Russell 1000® Financial Services Index	5,990	7,355,955	(0.645%)	1/21/2016	73,242
Deutsche Bank AG London	Russell 1000® Financial Services Index	116,792	143,099,271	(0.345%)	8/21/2017	1,445,471

			$1,086,543,252			$(48,972,374)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—2.2%
25,889	Vanguard REIT ETF	$1,939,086

	TOTAL INVESTMENT COMPANIES (Cost $1,955,629)	$1,939,086

SHORT TERM INVESTMENTS—60.3%
Money Market Funds—60.3%
45,767,046	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$45,767,046
8,560,087	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	8,560,087

	TOTAL SHORT TERM INVESTMENTS (Cost $54,327,133)	$54,327,133

	TOTAL INVESTMENTS (Cost $56,282,762)—62.5% (b)	$56,266,219
	Other Assets in Excess of Liabilities—37.5%	33,752,204

	TOTAL NET ASSETS—100.0%	$90,018,423

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $54,327,133.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	93,410	$69,106,340	(0.405%)	1/23/2015	$34,981,233
Bank of America Merrill Lynch	MSCI US REIT IndexSM	24,599	25,799,972	(0.506%)	3/26/2015	(442,678)
BNP Paribas	MSCI US REIT IndexSM	20,040	20,618,916	(0.405%)	1/21/2016	63,581
Deutsche Bank AG London	MSCI US REIT IndexSM	118,551	124,140,680	(0.355%)	2/17/2016	(2,078,385)
BNP Paribas	MSCI US REIT IndexSM	3,924	4,087,906	(0.405%)	3/17/2016	(47,125)

			$243,753,814			$32,476,626

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—84.3%
Money Market Funds—84.3%
2,882,359	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,882,359
4,950,083	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,950,083
3,413,275	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,413,275

	TOTAL SHORT TERM INVESTMENTS (Cost $11,245,717)	$11,245,717

	TOTAL INVESTMENTS (Cost $11,245,717)—84.3% (b)	$11,245,717
	Other Assets in Excess of Liabilities—15.7%	2,095,485

	TOTAL NET ASSETS—100.0%	$13,341,202

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $11,245,717.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	20,759	$21,530,004	(0.544%)	1/15/2015	$125,436
Morgan Stanley Capital Services	MSCI US REIT IndexSM	8,768	8,145,333	(0.595%)	1/21/2015	(1,179,331)
Credit Suisse International	MSCI US REIT IndexSM	4,909	4,563,392	(0.795%)	4/8/2015	(763,363)
BNP Paribas	MSCI US REIT IndexSM	2,330	2,391,687	(0.795%)	1/21/2016	(13,993)
Deutsche Bank AG London	MSCI US REIT IndexSM	2,125	2,225,194	(0.745%)	2/17/2016	36,235

			$38,855,610			$(1,795,016)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—5.7%
214,308	Technology Select Sector SPDR® Fund	$8,355,869

	TOTAL INVESTMENT COMPANIES (Cost $8,317,024)	$8,355,869

SHORT TERM INVESTMENTS—56.7%
Money Market Funds—56.7%
54,395,389	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$54,395,389
28,651,041	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	28,651,041

	TOTAL SHORT TERM INVESTMENTS (Cost $83,046,430)	$83,046,430

	TOTAL INVESTMENTS (Cost $91,363,454)—62.4% (b)	$91,402,299
	Other Assets in Excess of Liabilities—37.6%	55,032,257

	TOTAL NET ASSETS—100.0%	$146,434,556

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $83,046,430.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Technology Select Sector Index	493,728	$150,189,552	(0.455%)	6/17/2015	$46,021,363
Bank of America Merrill Lynch	Technology Select Sector Index	317,190	114,617,757	(0.606%)	7/29/2015	9,679,824
BNP Paribas	Technology Select Sector Index	15,128	5,493,570	(0.405%)	11/19/2015	434,155
BNP Paribas	Technology Select Sector Index	18,474	6,823,741	(0.405%)	12/17/2015	401,021
Citibank NA	Technology Select Sector Index	9,797	3,819,243	(0.455%)	1/14/2016	4,493
Deutsche Bank AG London	Technology Select Sector Index	249,765	97,367,599	(0.655%)	5/10/2016	179,754

			$378,311,462			$56,720,610

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—104.6%
Money Market Funds—104.6%
14,212,011	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,212,011
3,831,644	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,831,644

	TOTAL SHORT TERM INVESTMENTS (Cost $18,043,655)	$18,043,655

	TOTAL INVESTMENTS (Cost $18,043,655)—104.6% (b)	$18,043,655
	Liabilities in Excess of Other Assets—(4.6%)	(787,711)

	TOTAL NET ASSETS—100.0%	$17,255,944

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,043,655.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Technology Select Sector Index	78,572	$23,769,775	(0.095%)	4/8/2015	$(7,587,505)
Deutsche Bank AG London	Technology Select Sector Index	23,498	9,177,066	(0.345%)	7/27/2015	3,635
Bank of America Merrill Lynch	Technology Select Sector Index	30,560	11,170,527	(0.394%)	7/29/2015	(812,023)

			$44,117,368			$(8,395,893)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—62.4%
Money Market Funds—62.4%
1,745,357	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$1,745,357
750,073	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	750,073

	TOTAL SHORT TERM INVESTMENTS (Cost $2,495,430)	$2,495,430

	TOTAL INVESTMENTS (Cost $2,495,430)—62.4% (b)	$2,495,430
	Other Assets in Excess of Liabilities—37.6%	1,506,827

	TOTAL NET ASSETS—100.0%	$4,002,257

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,495,430.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	42,302	$4,319,060	0.195%	4/28/2015	$82,313
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	61,760	6,356,975	(0.405%)	5/21/2015	128,507
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	115,210	(0.405%)	6/18/2015	3,138
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,115	111,226	(0.405%)	7/16/2015	4,754
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,410	663,926	0.095%	7/27/2015	(2,511)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	137,853	(0.405%)	8/20/2015	2,917
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	55,236	(0.405%)	9/17/2015	969
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,480	150,277	(0.405%)	11/19/2015	3,036
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	294	30,441	(0.405%)	12/17/2015	(27)

			$11,940,204			$223,096

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—61.4%
Money Market Funds—61.4%
19,615,455	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$19,615,455
16,201,017	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	16,201,017

	TOTAL SHORT TERM INVESTMENTS (Cost $35,816,472)	$35,816,472

	TOTAL INVESTMENTS (Cost $35,816,472)—61.4% (b)	$35,816,472
	Other Assets in Excess of Liabilities—38.6%	22,541,022

	TOTAL NET ASSETS—100.0%	$58,357,494

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,816,472.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	876,373	$92,897,218	(0.595%)	4/21/2015	$(191,358)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	594,133	60,751,488	(1.095%)	8/5/2015	(995,019)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	151,487	15,477,941	(1.695%)	9/17/2015	(320,064)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	36,431	3,726,183	(1.595%)	11/19/2015	(84,467)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	21,953	2,271,047	(1.595%)	12/17/2015	(5,929)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	16,721	1,727,263	(1.595%)	3/17/2016	1,181

			$176,851,140			$(1,595,656)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES—46.3%
126,675	iShares 20+ Year Treasury Bond ETF	$14,438,416

	TOTAL INVESTMENT COMPANIES (Cost $14,143,169)	$14,438,416

SHORT TERM INVESTMENTS—47.7%
Money Market Funds—47.7%
6,078,448	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$6,078,448
5,970,027	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	5,970,027
2,831,474	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,831,474

	TOTAL SHORT TERM INVESTMENTS (Cost $14,879,949)	$14,879,949

	TOTAL INVESTMENTS (Cost $29,023,118)—94.0% (b)	$29,318,365
	Other Assets in Excess of Liabilities—6.0%	1,879,068

	TOTAL NET ASSETS—100.0%	$31,197,433

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,879,949.

Long Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	128,763	$14,631,448	(0.155%)	1/12/2015	$43,983
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	121,062	13,690,901	0.044%	1/28/2015	108,030
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	114,854	12,590,811	0.295%	4/7/2015	624,506
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	197,093	21,872,383	0.095%	4/8/2015	806,267
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	132,710	14,138,394	0.145%	9/17/2015	1,184,701

			$76,923,937			$2,767,487

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

July 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—69.9%
Money Market Funds—69.9%
231,801,838	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$231,801,838
101,190,796	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	101,190,796
104,771,803	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	104,771,803

	TOTAL SHORT TERM INVESTMENTS (Cost $437,764,437)	$437,764,437

	TOTAL INVESTMENTS (Cost $437,764,437)—69.9% (b)	$437,764,437
	Other Assets in Excess of Liabilities—30.1%	188,423,517

	TOTAL NET ASSETS—100.0%	$626,187,954

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $437,764,437.

Short Equity Swap Contracts

July 31, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	3,469,066	$383,976,175	(0.745%)	1/12/2015	$(13,691,409)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	3,569,258	402,809,971	(1.044%)	1/28/2015	(4,835,850)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	3,574,180	411,040,388	(0.595%)	5/7/2015	(8,015,364)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	3,354,921	374,298,885	(0.795%)	6/9/2015	(10,060,714)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	888,330	97,896,760	(0.545%)	9/17/2015	(4,208,766)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	1,625,861	182,583,066	(0.795%)	12/17/2015	(2,997,080)

			$1,852,605,245			$(43,809,183)

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows* (Unaudited):

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Cost of investments	$22,413,330	$20,502,813	$26,158,969
Gross unrealized appreciation	$0	$2,783,483	$0
Gross unrealized depreciation	$(83,132)	$(44,430)	$(296,639)

Net unrealized appreciation/(depreciation)	$(83,132)	$2,739,053	$(296,639)

	Direxion Zacks MLP High Income Shares	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Cost of investments	$34,162,774	$420,298	$312,632
Gross unrealized appreciation	$1,489,464	$0	$0
Gross unrealized depreciation	$(295,045)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$1,194,419	$0	$0

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bull 2X Shares
Cost of investments	$2,343,143	$840,331	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Mid Cap Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Cost of investments	$23,022,533	$6,938,693	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(309,496)	$(162,357)	$(0)

Net unrealized appreciation/(depreciation)	$(309,496)	$(162,357)	$0

	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares
Cost of investments	$213,141,773	$198,691,615	$38,190,792
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(256,275)	$(0)	$(419,344)

Net unrealized appreciation/(depreciation)	$(256,275)	$0	$(419,344)

	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Cost of investments	$7,004,935	$660,064,643	$569,349,711
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(3,446,602)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(3,446,602)	$0

	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares
Cost of investments	$6,752,757	$3,330,283	$34,737,751
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(247,413)	$(0)	$(398,716)

Net unrealized appreciation/(depreciation)	$(247,413)	$0	$(398,716)

	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Cost of investments	$4,355,486	$248,828,025	$101,596,326
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(1,198,203)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(1,198,203)	$0

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Cost of investments	$69,530,658	$11,576,138	$7,426,053
Gross unrealized appreciation	$88,787	$0	$0
Gross unrealized depreciation	$(312,769)	$(0)	$(204,672)

Net unrealized appreciation/(depreciation)	$(223,982)	$0	$(204,672)

	Direxion Daily FTSE Europe Bear 3X Shares	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares
Cost of investments	$2,260,734	$49,483,733	$4,580,603
Gross unrealized appreciation	$0	$679,828	$3,009
Gross unrealized depreciation	$(0)	$(26,838)	$(0)

Net unrealized appreciation/(depreciation)	$0	$652,990	$3,009

	Direxion Daily Japan Bear 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Russia Bull 3X Shares
Cost of investments	$1,870,000	$15,249,261	$62,303,950
Gross unrealized appreciation	$0	$101,209	$0
Gross unrealized depreciation	$(0)	$(0)	$(616,779)

Net unrealized appreciation/(depreciation)	$0	$101,209	$(616,779)

	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Cost of investments	$18,915,512	$2,015,079	$1,080,086
Gross unrealized appreciation	$0	$73,064	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$73,064	$0

	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Cost of investments	$5,570,574	$480,216,751	$177,761,003
Gross unrealized appreciation	$151,511	$0	$0
Gross unrealized depreciation	$(0)	$(15,751,319)	$(0)

Net unrealized appreciation/(depreciation)	$151,511	$(15,751,319)	$0

	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Cost of investments	$69,532,497	$180,650,188	$61,164,650
Gross unrealized appreciation	$897,467	$0	$0
Gross unrealized depreciation	$(0)	$(1,671,482)	$(0)

Net unrealized appreciation/(depreciation)	$897,467	$(1,671,482)	$0

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Cost of investments	$19,242,294	$7,337,091	$9,008,551
Gross unrealized appreciation	$16,306	$0	$0
Gross unrealized depreciation	$(1,101,499)	$(0)	$(172,184)

Net unrealized appreciation/(depreciation)	$(1,085,193)	$0	$(172,184)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares
Cost of investments	$80,454,696	$19,129,617	$90,412,369
Gross unrealized appreciation	$1,562,761	$0	$0
Gross unrealized depreciation	$(2,245,041)	$(0)	$(463,558)

Net unrealized appreciation/(depreciation)	$(682,280)	$0	$(463,558)

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Cost of investments	$44,431,766	$696,888,428	$301,620,342
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(3,047,927)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(3,047,927)	$0

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
Cost of investments	$56,280,940	$11,245,717	$91,363,454
Gross unrealized appreciation	$0	$0	$38,845
Gross unrealized depreciation	$(14,721)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(14,721)	$0	$38,845

	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Cost of investments	$18,043,655	$2,495,430	$35,816,472
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost of investments	$29,023,118	$437,764,437
Gross unrealized appreciation	$295,247	$0
Gross unrealized depreciation	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$295,247	$0

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report. The Direxion Daily FTSE Europe Bull 3X Shares and the Direxion Daily FTSE Europe Bear 3X Shares commenced operations on January 15, 2014. The Direxion Zacks MLP High Income Shares commenced operations on January 23, 2014. The Direxion Daily S&P 500® Bull 2X Shares commenced operations on May 28, 2014. The Direxion Daily 7-10 Year Treasury Bull 2X Shares, Direxion Daily Mid Cap Bull 2X Shares, and Direxion Daily Small Cap Bull 2X Shares commenced operations on July 29, 2014.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1—Quoted prices in active markets for identical securities

Level 2—Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3—Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2014:

	Direxion All Cap Insider Sentiment Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,330,198	$—	$—	$22,330,198	$23,205,181	$—	$—	$23,205,181
Short-Term Investments	—	—	—	—	36,685	—	—	36,685

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,862,330	$—	$—	$25,862,330	$—	$—	$—	$—
Master Limited Partnerships*	—	—	—	—	35,357,193	—	—	35,357,193
Short-Term Investments	—	—	—	—	692,071	—	—	692,071

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$420,298	$—	$—	$420,298	$312,632	$—	$—	$312,632
Other Financial Instruments**	—	(122,111)	—	(122,111)	—	(30,417)	—	(30,417)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,343,154	$—	$—	$2,343,154	$840,331	$—	$—	$840,331
Other Financial Instruments**	—	(303,070)	—	(303,070)	—	(55,952)	—	(55,952)

	Direxion Daily 7-10 Year Treasury Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$21,758,153	$—	$—	$21,758,153
Short-Term Investments	—	—	—	—	954,884	—	—	954,884
Other Financial Instruments**	—	(66,376)	—	(66,376)	—	(169,935)	—	(169,935)

	Direxion Daily Mid Cap Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$6,776,336	$—	$—	$6,776,336	$—	$—	$—	$—
Other Financial Instruments**	—	(243,227)	—	(243,227)	—	(394,282)	—	(394,282)

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$14,120,672	$—	$—	$14,120,672	$—	$—	$—	$—
Short-Term Investments	198,764,826	—	—	198,764,826	198,691,615	—	—	198,691,615
Other Financial Instruments**	—	90,899,343	—	90,899,343	—	(47,926,708)	—	(47,926,708)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$8,966,936	$—	$—	$8,966,936	$—	$—	$—	$—
Short-Term Investments	28,804,512	—	—	28,804,512	7,004,935	—	—	7,004,935
Other Financial Instruments**	—	21,643,913	—	21,643,913	—	(841,690)	—	(841,690)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$57,890,332	$—	$—	$57,890,332	$—	$—	$—	$—
Short-Term Investments	598,727,709	—	—	598,727,709	569,349,711	—	—	569,349,711
Other Financial Instruments**	—	168,922,984	—	168,922,984	—	21,805,318	—	21,805,318

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Brazil Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,527,799	$—	$—	$1,527,799	$—	$—	$—	$—
Short-Term Investments	4,977,545	—	—	4,977,545	3,330,283	—	—	3,330,283
Other Financial Instruments**	—	4,552,395	—	4,552,395	—	458,658	—	458,658

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$8,197,962	$—	$—	$8,197,962	$—	$—	$—	$—
Short-Term Investments	26,141,073	—	—	26,141,073	4,355,486	—	—	4,355,486
Other Financial Instruments**	—	9,673,141	—	9,673,141	—	(769,966)	—	(769,966)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$65,343,332	$—	$—	$65,343,332	$—	$—	$—	$—
Short-Term Investments	182,286,490	—	—	182,286,490	101,596,326	—	—	101,596,326
Other Financial Instruments**	—	54,766,957	—	54,766,957	—	(17,223,554)	—	(17,223,554)

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,750,380	$—	$—	$1,750,380	$—	$—	$—	$—
Short-Term Investments	67,556,296	—	—	67,556,296	11,576,138	—	—	11,576,138
Other Financial Instruments**	—	24,011,712	—	24,011,712	—	(3,089,224)	—	(3,089,224)

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily FTSE Europe Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$5,122,813	$—	$—	$5,122,813	$—	$—	$—	$—
Short-Term Investments	2,098,568	—	—	2,098,568	2,260,734	—	—	2,260,734
Other Financial Instruments**	—	(515,455)	—	(515,455)	—	259,486	—	259,486

	Direxion Daily India Bull 3X Shares				Direxion Daily Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$13,579,411	$—	$—	$13,579,411	$451,368	$—	$—	$451,368
Short-Term Investments	36,557,312	—	—	36,557,312	4,132,244	—	—	4,132,244
Other Financial Instruments**	—	24,786,400	—	24,786,400	—	1,061,291	—	1,061,291

	Direxion Daily Japan Bear 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$5,154,645	$—	$—	$5,154,645
Short-Term Investments	1,870,000	—	—	1,870,000	10,195,825	—	—	10,195,825
Other Financial Instruments**	—	(516,043)	—	(516,043)	—	5,732,405	—	5,732,405

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$13,090,732	$—	$—	$13,090,732	$—	$—	$—	$—
Short-Term Investments	48,596,439	—	—	48,596,439	18,915,512	—	—	18,915,512
Other Financial Instruments**	—	(927,420)	—	(927,420)	—	3,621,782	—	3,621,782

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily South Korea Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$520,934	$—	$—	$520,934	$—	$—	$—	$—
Short-Term Investments	1,567,209	—	—	1,567,209	1,080,086	—	—	1,080,086
Other Financial Instruments**	—	921,428	—	921,428	—	(103,842)	—	(103,842)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Gold Miners Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,824,133	$—	$—	$2,824,133	$29,235,868	$—	$—	$29,235,868
Short-Term Investments	2,746,441	—	—	2,746,441	435,229,564	—	—	435,229,564
Other Financial Instruments**	—	2,924,732	—	2,924,732	—	167,771,302	—	167,771,302

	Direxion Daily Gold Miners Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$21,866,747	$—	$—	$21,866,747
Short-Term Investments	177,761,003	—	—	177,761,003	48,563,217	—	—	48,563,217
Other Financial Instruments**	—	1,105,498	—	1,105,498	—	33,358,366	—	33,358,366

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$36,061,702	$—	$—	$36,061,702	$—	$—	$—	$—
Short-Term Investments	142,917,004	—	—	142,917,004	61,164,650	—	—	61,164,650
Other Financial Instruments**	—	18,684,134	—	18,684,134	—	(2,112,342)	—	(2,112,342)

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,407,266	$—	$—	$10,407,266	$—	$—	$—	$—
Short-Term Investments	7,749,835	—	—	7,749,835	7,337,091	—	—	7,337,091
Other Financial Instruments**	—	8,186,473	—	8,186,473	—	(1,239,280)	—	(1,239,280)

	Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,247,169	$—	$—	$5,247,169
Short-Term Investments	3,589,198	—	—	3,589,198
Other Financial Instruments**	—	6,441,512	—	6,441,512

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$56,024,734	$—	$—	$56,024,734	$—	$—	$—	$—
Short-Term Investments	23,747,682	—	—	23,747,682	19,129,617	—	—	19,129,617
Other Financial Instruments**	—	65,922,228	—	65,922,228	—	(4,653,970)	—	(4,653,970)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$13,401,615	$—	$—	$13,401,615	$—	$—	$—	$—
Short-Term Investments	76,547,196	—	—	76,547,196	44,431,766	—	—	44,431,766
Other Financial Instruments**	—	145,504,372	—	145,504,372	—	(13,776,817)	—	(13,776,817)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$181,840,398	$—	$—	$181,840,398	$—	$—	$—	$—
Short-Term Investments	512,000,103	—	—	512,000,103	301,620,342	—	—	301,620,342
Other Financial Instruments**	—	615,569,526	—	615,569,526	—	(48,972,374)	—	(48,972,374)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,939,086	$—	$—	$1,939,086	$—	$—	$—	$—
Short-Term Investments	54,327,133	—	—	54,327,133	11,245,717	—	—	11,245,717
Other Financial Instruments**	—	32,476,626	—	32,476,626	—	(1,795,016)	—	(1,795,016)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$8,355,869	$—	$—	$8,355,869	$—	$—	$—	$—
Short-Term Investments	83,046,430	—	—	83,046,430	18,043,655	—	—	18,043,655
Other Financial Instruments**	—	56,720,610	—	56,720,610	—	(8,395,893)	—	(8,395,893)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,495,430	$—	$—	$2,495,430	$35,816,472	$—	$—	$35,816,472
Other Financial Instruments**	—	223,096	—	223,096	—	(1,595,656)	—	(1,595,656)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income*	$14,438,416	$—	$—	$14,438,416	$—	$—	$—	$—
Short-Term Investments	14,879,949	—	—	14,879,949	437,764,437	—	—	437,764,437
Other Financial Instruments**	—	2,767,487	—	2,767,487	—	(43,809,183)	—	(43,809,183)

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer
Date 9/12/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer
Date 9/12/14

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer
Date 9/25/14